UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NEOS Bitcoin High Income ETF
BTCI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of October 17, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Bitcoin High Income ETF	$74	0.98%
*	Amount shown reflects the expenses of the Fund from October 17, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From October 17, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 43.24% compared to the CME CF BTC-USD Reference Rate 4pm NY, which returned 54.49%. The Fund’s relative  underperformance during the reporting period is attributable to the active laddered call strategy which limited the underlying long Bitcoin exposure to participate with more of the upside in Bitcoin.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (10/17/2024)
NEOS Bitcoin High Income ETF NAV	43.24
S&P 500® Total Return Index	2.02
CME CF BTC-USD Reference Rate 4PM NY	54.49
Visit www.neosfunds.com/btci/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Bitcoin High Income ETF	PAGE 1	TSR-AR-78433H642

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$246,421,074
Number of Holdings	9
Net Advisory Fee	$530,609
Portfolio Turnover	1%
30-Day SEC Yield	2.10%
30-Day SEC Yield Unsubsidized	2.10%
Distribution Yield	30.25%
Visit www.neosfunds.com/btci/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	69.5%
VanEck Bitcoin ETF	23.8%
Cboe Mini Bitcoin U.S. ETF Index Purchased/Written Options	5.9%
First American Treasury Obligations Fund	1.3%
Northern U.S. Government Select Money Market Fund	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 85.6% of the Fund’s distributions were treated as return of capital and 0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/btci/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Bitcoin High Income ETF	PAGE 2	TSR-AR-78433H642

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income 1-3 Month T-Bill ETF	$39	0.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 5.39% compared to its benchmark index, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, which returned 4.83%. The Fund’s outperformance relative to its reference index for the reporting period is attributable to the put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	5.39	5.59
Bloomberg U.S. Aggregate Bond Index	5.46	2.24
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.83	4.86
Visit www.neosfunds.com/cshi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR-AR-78433H501

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,177,262
Number of Holdings	23
Net Advisory Fee	$1,890,743
Portfolio Turnover	0%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%
Distribution Yield	5.18%
Visit www.neosfunds.com/cshi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bill	99.1%
First American Treasury Obligations Fund	0.6%
Northern U.S. Government Select Money Market Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the reporting period, 4.2% of the Fund’s distributions were treated as return of capital and 9.3% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/cshi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 2	TSR-AR-78433H501

NEOS Enhanced Income 20+ Year Treasury Bond ETF
TLTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of December 11, 2024, to May 31, 2025. You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$31	0.58%
*	Amount shown reflects the expenses of the Fund from December 11, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 11, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was -5.77% compared to its benchmark index, the ICE US Treasury 20+ Year Bond Total Return Index, which returned -5.60%. The Fund’s relative underperformance during the reporting period is attributable to the active put spread strategy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/11/2024)
NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV	-5.77
Bloomberg U.S. Aggregate Bond Index	0.69
ICE US Treasury 20+ Year Bond Total Return Index	-5.60
Visit https://neosfunds.com/tlti/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 1	TSR-AR-78433H592

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,738,911
Number of Holdings	9
Net Advisory Fee	$4,839
Portfolio Turnover	0%*
30-Day SEC Yield	4.42%
30-Day SEC Yield Unsubsidized	4.42%
Distribution Yield	6.43%
Visit https://neosfunds.com/tlti/ for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
United States Treasury Bond	98.0%
Northern US Government Money Market Fund	0.6%
First American Treasury Obligations Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 35.5% of the Fund’s distributions were treated as return of capital and 1.4% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/tlti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 2	TSR-AR-78433H592

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Enhanced Income Aggregate Bond ETF	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 5.85% compared to its benchmark index, the  Bloomberg U.S. Aggregate Bond Index, which returned 5.46%. The Fund’s relative outperformance during the reporting period is attributable to its put options overlay, which generated additional monthly income for the Fund while maintaining tax efficiency
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	5.85	3.05
Bloomberg US Aggregate Bond Index	5.46	2.24
Visit www.neosfunds.com/bndi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR-AR-78433H402

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$86,727,258
Number of Holdings	10
Net Advisory Fee	$278,067
Portfolio Turnover	1%
30-Day SEC Yield	3.27%
30-Day SEC Yield Unsubsidized	3.24%
Distribution Yield	5.72%
Visit www.neosfunds.com/bndi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Vanguard Total Bond Market ETF	49.5%
iShares Core U.S. Aggregate Bond ETF	49.5%
Northern U.S. Government Select Money Market Fund	1.0%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	-0.1%
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. During the reporting period, 35.3% of the Fund’s distributions were treated as return of capital and 7.3% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/bndi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 2	TSR-AR-78433H402

NEOS Enhanced Income Credit Select ETF
HYBI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of September 1, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF†	$51	0.68%
*	Annualized
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
†	The NEOS Enhanced Income Credit Select ETF acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The fiscal year end of the NEOS Enhanced Income Credit Select ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 1, 2024 to May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 1.89% compared to its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which returned 0.64% and the  Bloomberg U.S. Corporate High Yield Index, which returned 4.52%. The Fund’s relative under performance during the reporting period is attributable to the higher management fee and total expense ratio borne by the fund prior to reorganization as well as differences in the portfolio construction before and after reorganization.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*,†
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
NEOS Enhanced Income Credit Select ETF	PAGE 1	TSR-AR-78433H584

ANNUAL AVERAGE TOTAL RETURN (%)

	09/01/2024 to 05/31/2025	1 Year	5 Year	10 Year
NEOS Enhanced Income Credit Select ETF NAV	1.89	5.27	4.22	4.11
Bloomberg U.S. Aggregate Bond Index	0.64	5.46	-0.90	1.49
Bloomberg U.S. Corporate High Yield Index	4.52	9.32	5.79	5.03
Visit www.neosfunds.com/hybi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$139,801,341
Number of Holdings	12
Net Advisory Fee	$602,886
Portfolio Turnover	348%
30-Day SEC Yield	5.51%
30-Day SEC Yield Unsubsidized	5.52%
Distribution Yield	8.51%
Visit www.neosfunds.com/hybi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Xtrackers USD High Yield Corporate Bond ETF	32.0%
iShares Broad USD High Yield Corporate Bond ETF	32.0%
SPDR Portfolio High Yield Bond ETF	31.0%
First American Treasury Obligations Fund	2.2%
United States Treasury Bill	1.9%
Northern US Government Money Market Fund	1.0%
S&P 500 Index Purchased/Written Options	-0.1%
HOW HAS THE FUND CHANGED?
Fund Name Change:
The Fund acquired all Assets and Liabilities of the WSTCM Credit Select Risk-Managed Fund (Predecessor Fund) in a reorganization on September 27, 2024. (the Reorganization). Effective September 30, 2024 the fund is known as the NEOS Enhanced Income Credit Select Fund ETF.
Changes to the Fund’s Principal Investment Strategy:
In connection with the Reorganization, the Principle Investment Strategy was amended to include index options.
Changes to Fund’s Principal Risks:
In connection with the Reorganization, the risk of investing in options was amended to include index options.
Changes to Shareholder Fees (fees paid directly from your investment).
Prior to the Reorganization, for the period September 30, 2014 to September 27, 2024, shareholders paid certain expenses of the Predecessor Fund that are now paid by the Adviser for the Fund under its unitary fee arrangement.  Prior to the Reorganization, for the period September 30, 2014 to September 27, 2024, the Predecessor Fund’s adviser limited
NEOS Enhanced Income Credit Select ETF	PAGE 2	TSR-AR-78433H584

the operating expenses of the Predecessor Fund to 1.15% of its average daily net assets. The Predecessor Fund paid the advisor a monthly management fee at the annual rate of 0.60% of its average daily net assets. Under a unitary fee arrangement, the Fund pays the Adviser a monthly management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the aggregate acquired fund fees and expenses and total annual Fund operating expenses do not exceed 0.68% through December 20, 2025. Further information about the Fund’s fee arrangements, such as which fees and expenses are included or excluded from such arrangements, is available in the Fund’s prospectus dated December 24, 2024.
New Investment Adviser:
Wilbanks, Smith & Thomas Asset Management, LLC d/b/a WST Capital Management served as investment adviser to the Predecessor Fund and NEOS Investment Management, LLC serves as investment adviser to the Fund.
Other Material Fund Changes:
After the closing of trading on  December 26, 2024, the Fund affected a 1 for 5 reverse stock split, resulting in an approximate decrease in outstanding shares of 80%.
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 22.3% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/hybi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Credit Select ETF	PAGE 3	TSR-AR-78433H584

NEOS Nasdaq-100® Hedged Equity Income ETF
QQQH (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of September 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF†	$53	0.68%
*	Annualized
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
†	The NEOS Nasdaq-100® Hedged Equity Income ETF acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. The fiscal year end of the NEOS Nasdaq-100® Hedged Equity Income ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 1, 2024 to May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 8.84% compared to its benchmark index, the  NASDAQ 100® Total Return Index, which returned 9.65%. The Fund’s relative outperformance during the reporting period is attributable to the active put spread collar strategy utilizing NDX Index options which helped provide the Fund with a measure of downside protection during a market selloff and also allowed for upside market participation due to the short call being out of the money when written.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 1	TSR-AR-78433H576

ANNUAL AVERAGE TOTAL RETURN (%)

	09/01/2024 to 05/31/2025	1 Year	5 Year	Since Inception (12/20/2019)
NEOS Nasdaq-100® Hedged Equity Income ETF NAV	8.84	16.48	7.65	8.74
NASDAQ Composite Total Return Index	8.47	15.02	15.91	15.99
NASDAQ 100® Total Return Index	9.65	16.02	18.37	19.01
Visit https://neosfunds.com/qqqh/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$305,930,069
Number of Holdings	105
Net Advisory Fee	$1,621,505
Portfolio Turnover	18%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%
Distribution Yield	9.74%
Visit https://neosfunds.com/qqqh/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Microsoft Corp.	8.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.6%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	3.2%
Tesla, Inc.	3.2%
Costco Wholesale Corp.	2.9%
Sector Breakdown
Fund Name Change:
The Fund acquired all Assets and Liabilities of the Nationwide Nasdaq-100® Risk Managed ETF, as series of the ETF Series Solutions in a reorganization on November 11, 2024. (the Reorganization). Effective November 11, 2024 the fund is known as the NEOS Hedged Equity Enhanced Income ETF.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective with the Reorganization, the Advisor of the Fund is NEOS Investment Management LLC. Prior to the Reorganization, Nationwide Fund Advisors was the Adviser to the Fund and NEOS Investment Management LLC was the Sub-Adviser.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 2	TSR-AR-78433H576

Other Material Fund Changes:
After the close of trading on  February 20, 2025, the Fund effected a 1 for 2 reverse stock split, resulting in an approximate decrease in share outstanding of 50%.
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 98.1% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/qqqh/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 3	TSR-AR-78433H576

NEOS Nasdaq 100® High Income ETF
QQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2024 to May 31, 2025.  You can find additional information about the Fund at www.neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS Nasdaq 100® High Income ETF	$73	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 15.18% compared to its benchmark index, the NASDAQ 100® Total Return  Index, which returned 16.02%. The Fund’s relative underperformance during the reporting period is attributable to the active laddered call strategy utilizing NDX Index options which prevented the underlying equities to participate with more of the upside during market moves higher.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/30/2024)
NEOS Nasdaq 100® High Income ETF NAV	15.18	15.92
NASDAQ Composite Total Return Index	15.02	17.11
NASDAQ 100® Total Return Index	16.02	16.47
Visit www.neosfunds.com/qqqi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Nasdaq 100® High Income ETF	PAGE 1	TSR-AR-78433H675

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$1,778,335,111
Number of Holdings	104
Net Advisory Fee	$4,980,272
Portfolio Turnover	22%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%
Distribution Yield	15.35%
Visit www.neosfunds.com/qqqi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Microsoft Corp.	8.6%
NVIDIA Corp.	8.3%
Apple, Inc.	7.6%
Alphabet, Inc.	4.9%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	3.2%
Tesla, Inc.	3.2%
Costco Wholesale Corp.	2.9%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 97.2% of the Fund’s distributions were treated as return of capital and 1.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/qqqi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq 100® High Income ETF	PAGE 2	TSR-AR-78433H675

NEOS Real Estate High Income ETF
IYRI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of January 15, 2025, to May 31, 2025. You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Real Estate High Income ETF	$22	0.68%
*	Amount shown reflects the expenses of the Fund from January 15, 2025 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From January 15, 2025, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 4.66% compared to its benchmark index, the Dow Jones U.S. Real Estate Capped Index (USD) TR, which returned 3.97%. The Fund’s relative outperformance during the reporting period is attributable to the active laddered call strategy which allowed the underlying equities to move higher since the short calls were written further out of the money.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (01/15/2025)
NEOS Real Estate High Income ETF NAV	4.66
S&P 500® Index	1.69
Dow Jones U.S. Real Estate Capped Index (USD) TR	3.97
Visit https://neosfunds.com/iyri/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Real Estate High Income ETF	PAGE 1	TSR-AR-78433H618

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$48,312,424
Number of Holdings	69
Net Advisory Fee	$63,298
Portfolio Turnover	2%
30-Day SEC Yield	3.22%
30-Day SEC Yield Unsubsidized	3.22%
Distribution Yield	11.84%
Visit https://neosfunds.com/iyri/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Prologis, Inc.	7.6%
American Tower Corp.	7.6%
Welltower, Inc.	7.0%
Equinix, Inc.	4.7%
Digital Realty Trust, Inc.	4.2%
Simon Property Group, Inc.	3.8%
Realty Income Corp.	3.8%
Public Storage	3.7%
Crown Castle, Inc.	3.4%
CBRE Group, Inc.	2.8%
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 38.9% of the Fund’s distributions were treated as return of capital and 2.8% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iyri/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Real Estate High Income ETF	PAGE 2	TSR-AR-78433H618

NEOS Russell 2000 High Income ETF
IWMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS Russell 2000 High Income ETF (the “Fund” or “IWMI”) for the period of June 25, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Russell 2000® High Income ETF	$55	0.58%
*	Amount shown reflects the expenses of the Fund from June 25, 2024 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From June 25, 2024, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 2.04% compared to its benchmark index, the  Russell 2000 Total Return Index, which returned 3.04%. The Fund’s relative underperformance during the reporting period is attributable to the active laddered call strategy which prevented the underlying long Russell 2000 exposure to participate with more of the upside in the Russell 2000.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (06/25/2024)
NEOS Russell 2000 High Income ETF NAV	2.04
S&P 500® Index	9.86
Russell 2000 Total Return Index	3.04
Visit www.neosfunds.com/iwmi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Russell 2000 High Income ETF	PAGE 1	TSR-AR-78433H634

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$177,647,049
Number of Holdings	4
Net Advisory Fee	$572,284
Portfolio Turnover	2%
30-Day SEC Yield	0.90%
30-Day SEC Yield Unsubsidized	0.81%
Distribution Yield	15.22%
Visit www.neosfunds.com/iwmi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Vanguard Russell 2000 ETF	100.0%
First American Treasury Obligations Fund	0.3%
Russell 2000 Index Written Options	-1.1%
MANAGED DISTRIBUTIONS
While the Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 71.7% of the Fund’s distributions were treated as return of capital and 14.5% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/iwmi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Russell 2000 High Income ETF	PAGE 2	TSR-AR-78433H634

NEOS S&P 500® Hedged Equity Income ETF
SPYH (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of April 3, 2025, to May 31, 2025. You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® Hedged Equity Income ETF	$11	0.68%
*	Amount shown reflects the expenses of the Fund from April 3, 2025 through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From April 3, 2025, the Fund’s inception date, through May 31, 2025 (the “reporting period”), the  Fund’s net asset value (“NAV”) return was 3.15% compared to its benchmark index, the  S&P 500® Total Return Index, which returned 4.47%. The Fund’s relative  underperformance during the reporting period is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market selloff, but not able to fully participate in the market rally during the quick recovery off the lows in April.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (04/03/2025)
NEOS S&P 500® Hedged Equity Income ETF NAV	3.15
S&P 500® Total Return Index	4.47
Visit https://neosfunds.com/spyh/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 1	TSR-AR-78433H568

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,038,503
Number of Holdings	485
Net Advisory Fee	$1,250
Portfolio Turnover	0%*
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
Distribution Yield	7.94%
Visit https://neosfunds.com/spyh/ for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Microsoft Corp.	6.9%
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.7%
Meta Platforms, Inc.	2.8%
Broadcom, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the  Fund does not have a specified level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation. During the reporting period, 93.1% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/spyh/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 2	TSR-AR-78433H568

NEOS S&P 500® High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2024, to May 31, 2025. You can find additional information about the Fund at www.neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NEOS S&P 500® High Income ETF	$72	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 12.01% compared to its benchmark index, the S&P 500® Total Return Index, which returned 13.52%. The Fund’s relative underperformance during the reporting period is attributable to the active short SPX Index laddered call strategy which prevented the underlying equity portfolio from fully participating with the market upside during the sharp rally in the S&P 500 Index for specific months.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	12.01	12.37
S&P 500® Total Return Index	13.52	16.69
Visit www.neosfunds.com/spyi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS S&P 500® High Income ETF	PAGE 1	TSR-AR-78433H303

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,696,859,069
Number of Holdings	509
Net Advisory Fee	$16,361,817
Portfolio Turnover	2%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
Distribution Yield	12.50%
Visit www.neosfunds.com/spyi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)

Top 10 Issuers
Microsoft Corp.	6.8%
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.8%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc.	1.9%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the  Fund does not have a specific level of distribution, the Fund seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets. During the reporting period, 94.2% of the Fund’s distributions were treated as return of capital and 0.0% were treated as long-term capital gains. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/spyi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® High Income ETF	PAGE 2	TSR-AR-78433H303

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended May 31, 2025, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/25	FYE 5/31/24
(a) Audit Fees	$126,500	$42,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$33,000	$12,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/25	FYE 5/31/24
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/25	FYE 5/31/24
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the committee are as follows:

Sharon Cheever

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Annual Financial Statements and
Additional Information
May 31, 2025

NEOS Bitcoin High Income ETF	| BTCI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca, Inc.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	| TLTI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca, Inc.
NEOS Enhanced Income Credit Select ETF	| HYBI	| Nasdaq Stock Market LLC
NEOS Nasdaq-100® Hedged Equity Income ETF	| QQQH	| Nasdaq Stock Market LLC
NEOS Nasdaq-100® High Income ETF	| QQQI	| Nasdaq Stock Market LLC
NEOS Real Estate High Income ETF	| IYRI	| Cboe BZX Exchange, Inc.
NEOS Russell 2000® High Income ETF	| IWMI	| Cboe BZX Exchange, Inc.
NEOS S&P 500® Hedged Equity Income ETF	| SPYH	| Cboe BZX Exchange, Inc.
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
May 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 23.8%
VanEck Bitcoin ETF(a)		1,983,419	$58,709,202
TOTAL EXCHANGE TRADED FUNDS (Cost $53,072,914)			58,709,202
	Notional Amount	Contracts
PURCHASED OPTIONS - 9.3%
Call Options - 9.3%
Cboe Mini Bitcoin U.S. ETF Index(b)(c)(e) Expiration: 07/18/2025; Exercise Price: $225	$183,033,312	7,392	22,915,200
TOTAL PURCHASED OPTIONS (Cost $17,479,831)			22,915,200
		Shares
SHORT-TERM INVESTMENTS - 70.8%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 4.23%(d)(e)		3,253,890	3,253,890
Northern U.S. Government Select Money Market Fund, 4.01%(d)(e)		82,420	82,420
			3,336,310
		Par
U.S. Treasury Bills - 69.5%
4.22%, 06/10/2025(f)		$167,586,000	167,428,469
4.28%, 08/28/2025(f)		3,560,000	3,523,563
			170,952,032
TOTAL SHORT-TERM INVESTMENTS (Cost $174,269,640)			174,288,342
TOTAL INVESTMENTS - 103.9% (Cost $244,822,385)			$255,912,744
Liabilities in Excess of Other Assets - (3.9)%			(9,491,670)
TOTAL NET ASSETS - 100.0%			$246,421,074

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $26,251,510.
(f)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

NEOS Bitcoin High Income ETF
CONSOLIDATED Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (1.3)%
Cboe Mini Bitcoin U.S. ETF Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $270	$(61,952,022)	(2,502)	$(2,076,660)
Expiration: 07/18/2025; Exercise Price: $285	(61,952,022)	(2,502)	(1,263,510)
Total Call Options			(3,340,170)
Put Options - (2.1)%
Cboe Mini Bitcoin U.S. ETF Index(a)(b) Expiration: 07/18/2025; Exercise Price: $225	(183,033,312)	(7,392)	(5,100,480)
TOTAL WRITTEN OPTIONS (Premiums received $17,062,857)			$(8,440,650)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500 Index(b)(c)(e)
Expiration: 06/12/2025; Exercise Price: $5,350	$125,918,997	213	$47,925
Expiration: 06/12/2025; Exercise Price: $5,175	125,918,997	213	27,158
Expiration: 06/12/2025; Exercise Price: $5,125	125,918,997	213	23,963
Expiration: 06/12/2025; Exercise Price: $5,075	125,918,997	213	21,832
TOTAL PURCHASED OPTIONS (Cost $164,120)			120,878
		Shares
SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 4.23%(d)(e)		2,922,997	2,922,997
Northern U.S. Government Select Money Market Fund, 4.01%(d)(e)		2,113,730	2,113,730
			5,036,727
		Par
U.S. Treasury Bills - 99.1%
4.24%, 06/03/2025(f)		$36,156,000	36,151,760
4.22%, 06/05/2025(f)		38,468,000	38,454,389
4.23%, 06/10/2025(f)		31,451,000	31,421,436
4.23%, 06/17/2025(f)		46,617,000	46,534,643
4.24%, 06/24/2025(f)		41,579,000	41,471,518
4.23%, 06/26/2025(f)		43,873,000	43,749,461
4.21%, 07/01/2025(f)		44,038,000	43,888,384
4.22%, 07/08/2025(f)		43,888,000	43,703,231
4.23%, 07/15/2025(f)		35,497,000	35,318,287
4.25%, 07/22/2025(f)		22,972,000	22,837,514
4.24%, 07/29/2025(f)		46,109,000	45,800,368
4.27%, 08/05/2025(f)		36,536,000	36,260,751
4.29%, 08/07/2025(f)		34,116,000	33,851,743
			499,443,485
TOTAL SHORT-TERM INVESTMENTS (Cost $504,426,345)			504,480,212
TOTAL INVESTMENTS - 100.1% (Cost $504,590,465)			$504,601,090
Liabilities in Excess of Other Assets - (0.1)%			(423,828)
TOTAL NET ASSETS - 100.0%			$504,177,262

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $5,157,605.
(f)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 06/12/2025; Exercise Price: $5,540	$(125,918,997)	(213)	$(122,475)
Expiration: 06/12/2025; Exercise Price: $5,475	(125,918,997)	(213)	(82,005)
Expiration: 06/12/2025; Exercise Price: $5,300	(125,918,997)	(213)	(39,405)
Expiration: 06/12/2025; Exercise Price: $5,425	(125,918,997)	(213)	(65,498)
Total Put Options			(309,383)
TOTAL WRITTEN OPTIONS (Premiums received $414,771)			$(309,383)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Investments
May 31, 2025

		Par	Value
U.S. TREASURY SECURITIES - 98.0%
United States Treasury Note/Bond, 4.13%, 08/15/2053		$3,066,000	$2,681,672
TOTAL U.S. TREASURY SECURITIES (Cost $2,836,569)			2,681,672
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500 Index(b)(c)(e)
Expiration: 06/12/2025; Exercise Price: $5,375	$591,169	1	245
Expiration: 06/12/2025; Exercise Price: $5,325	591,169	1	205
Expiration: 06/12/2025; Exercise Price: $5,250	591,169	1	158
TOTAL PURCHASED OPTIONS (Cost $887)			608
		Shares
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.23%(d)(e)		5,466	5,466
Northern US Government Money Market Fund, 4.00%(d)(e)		17,260	17,260
TOTAL SHORT-TERM INVESTMENTS (Cost $22,726)			22,726
TOTAL INVESTMENTS - 98.8% (Cost $2,860,182)			$2,705,006
Other Assets in Excess of Liabilities - 1.2%			33,905
TOTAL NET ASSETS - 100.0%			$2,738,911

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $23,334.
The accompanying notes are an integral part of these financial statements.

5

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 06/12/2025; Exercise Price: $5,500	$(591,169)	(1)	$(445)
Expiration: 06/12/2025; Exercise Price: $5,550	(591,169)	(1)	(600)
Expiration: 06/12/2025; Exercise Price: $5,600	(591,169)	(1)	(830)
Total Put Options			(1,875)
TOTAL WRITTEN OPTIONS (Premiums received $2,557)			$(1,875)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
May 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 99.0%
iShares Core U.S. Aggregate Bond ETF(a)		437,518	$42,920,516
Vanguard Total Bond Market ETF(a)		589,848	42,923,239
TOTAL EXCHANGE TRADED FUNDS (Cost $86,743,972)			85,843,755
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500 Index(c)(d)(f)
Expiration: 06/12/2025; Exercise Price: $5,375	$28,376,112	48	11,760
Expiration: 06/12/2025; Exercise Price: $5,325	28,376,112	48	9,840
Expiration: 06/12/2025; Exercise Price: $5,250	28,376,112	48	7,560
TOTAL PURCHASED OPTIONS (Cost $42,598)			29,160
		Shares
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.23%(e)(f)		134,277	134,277
Northern U.S. Government Select Money Market Fund, 4.01%(e)(f)		846,075	846,075
TOTAL SHORT-TERM INVESTMENTS (Cost $980,352)			980,352
TOTAL INVESTMENTS - 100.1% (Cost $87,766,922)			$86,853,267
Liabilities in Excess of Other Assets - (0.1)%			(126,009)
TOTAL NET ASSETS - 100.0%			$86,727,258

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $1,009,512.
The accompanying notes are an integral part of these financial statements.

7

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 06/12/2025; Exercise Price: $5,600	$(28,376,112)	(48)	$(39,840)
Expiration: 06/12/2025; Exercise Price: $5,550	(28,376,112)	(48)	(28,800)
Expiration: 06/12/2025; Exercise Price: $5,500	(28,376,112)	(48)	(21,360)
Total Put Options			(90,000)
TOTAL WRITTEN OPTIONS (Premiums received $122,752)			$(90,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

NEOS Enhanced Income Credit Select ETF
Schedule of Investments
May 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 95.0%
iShares Broad USD High Yield Corporate Bond ETF(a)		1,208,022	$44,733,055
SPDR Portfolio High Yield Bond ETF(a)		1,844,157	43,337,689
Xtrackers USD High Yield Corporate Bond ETF(a)		1,226,968	44,735,253
TOTAL EXCHANGE TRADED FUNDS (Cost $131,540,452)			132,805,997
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500 Index(c)(d)(f)
Expiration: 06/12/2025; Exercise Price: $5,375	$46,111,182	78	19,110
Expiration: 06/12/2025; Exercise Price: $5,325	46,111,182	78	15,990
Expiration: 06/12/2025; Exercise Price: $5,250	46,111,182	78	12,285
TOTAL PURCHASED OPTIONS (Cost $69,223)			47,385
		Shares
SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 3.2%
First American Treasury Obligations Fund - Class X, 4.23%(e)(f)		3,046,469	3,046,469
Northern US Government Money Market Fund, 4.00%(e)(f)		1,349,407	1,349,407
			4,395,876
		Par
U.S. Treasury Bills - 1.9%
4.23%, 06/03/2025(g)		$2,756,000	2,755,677
TOTAL SHORT-TERM INVESTMENTS (Cost $7,151,232)			7,151,553
TOTAL INVESTMENTS - 100.1% (Cost $138,760,907)			$140,004,935
Liabilities in Excess of Other Assets - (0.1)%			(203,594)
TOTAL NET ASSETS - 100.0%			$139,801,341

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $4,443,261.
(g)	The rate shown is the annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

NEOS Enhanced Income Credit Select ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 06/12/2025; Exercise Price: $5,550	$(46,111,182)	(78)	$(46,800)
Expiration: 06/12/2025; Exercise Price: $5,600	(46,111,182)	(78)	(64,740)
Expiration: 06/12/2025; Exercise Price: $5,500	(46,111,182)	(78)	(34,710)
Total Put Options			(146,250)
TOTAL WRITTEN OPTIONS (Premiums received $199,472)			$(146,250)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc.(a)	1,450	$1,088,022
Automobiles - 3.2%
Tesla, Inc.(a)	28,104	9,736,912
Beverages - 2.1%
Coca-Cola Europacific Partners PLC	9,237	847,864
Keurig Dr. Pepper, Inc.	26,927	906,632
Monster Beverage Corp.(a)	19,469	1,245,043
PepsiCo, Inc.	26,228	3,447,671
		6,447,210
Biotechnology - 3.0%
Amgen, Inc.	10,267	2,958,744
Biogen, Inc.(a)	2,990	388,072
Gilead Sciences, Inc.	23,764	2,615,941
Regeneron Pharmaceuticals, Inc.	2,045	1,002,623
Vertex Pharmaceuticals, Inc.(a)	4,900	2,166,045
		9,131,425
Broadline Retail - 6.1%
Amazon.com, Inc.(a)	72,534	14,870,195
MercadoLibre, Inc.(a)	970	2,486,391
PDD Holdings, Inc. - ADR(a)	13,440	1,297,094
		18,653,680
Chemicals - 1.4%
Linde PLC	9,040	4,226,923
Commercial Services & Supplies - 0.9%
Cintas Corp.	8,035	1,819,928
Copart, Inc.(a)	19,295	993,307
		2,813,235
Communications Equipment - 1.6%
Cisco Systems, Inc.	75,927	4,786,438
Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.	8,465	8,805,124
Electric Utilities - 1.6%
American Electric Power Co., Inc.	10,677	1,104,963
Constellation Energy Corp.	6,189	1,894,762
Exelon Corp.	20,044	878,328
Xcel Energy, Inc.	11,124	779,792
		4,657,845
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	2,759	497,613

The accompanying notes are an integral part of these financial statements.

11

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 100.1% (Continued)
Energy Equipment & Services - 0.2%
Baker Hughes Co.	20,268	$750,929
Entertainment - 4.0%
Electronic Arts, Inc.	5,459	784,895
Netflix, Inc.(a)	8,135	9,820,816
Take-Two Interactive Software, Inc.(a)	3,522	796,958
Warner Bros. Discovery, Inc.(a)	49,415	492,668
		11,895,337
Financial Services - 0.4%
PayPal Holdings, Inc.(a)	18,891	1,327,659
Food Products - 0.7%
Kraft Heinz Co.	24,669	659,402
Mondelez International, Inc. - Class A	24,730	1,669,028
		2,328,430
Ground Transportation - 0.6%
CSX Corp.	38,452	1,214,699
Old Dominion Freight Line, Inc.	4,276	684,887
		1,899,586
Health Care Equipment & Supplies - 1.9%
Dexcom, Inc.(a)	7,845	673,101
GE HealthCare Technologies, Inc.	9,212	649,814
IDEXX Laboratories, Inc.(a)	1,551	796,221
Intuitive Surgical, Inc.(a)	6,797	3,754,255
		5,873,391
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. - Class A(a)	8,762	1,130,298
Booking Holdings, Inc.	627	3,460,369
DoorDash, Inc. - Class A(a)	7,506	1,566,127
Marriott International, Inc. - Class A	5,276	1,391,967
Starbucks Corp.	22,495	1,888,455
		9,437,216
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	12,420	2,815,241
Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	45,313	7,782,055
Alphabet, Inc. - Class C	42,701	7,380,868
Meta Platforms, Inc. - Class A	16,958	10,980,135
		26,143,058
IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	10,139	821,158
Shopify, Inc. - Class A(a)	22,410	2,402,800
		3,223,958

The accompanying notes are an integral part of these financial statements.

12

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 100.1% (Continued)
Machinery - 0.3%
PACCAR, Inc.	10,575	$992,464
Media - 1.4%
Charter Communications, Inc. - Class A(a)	2,854	1,130,955
Comcast Corp. - Class A	71,912	2,485,998
Trade Desk, Inc. - Class A(a)	9,044	680,290
		4,297,243
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	6,063	815,777
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	11,734	854,587
Professional Services - 1.5%
Automatic Data Processing, Inc.	7,777	2,531,647
Paychex, Inc.	7,309	1,154,164
Verisk Analytics, Inc.	2,683	842,838
		4,528,649
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	8,256	607,311
Semiconductors & Semiconductor Equipment - 21.5%
Advanced Micro Devices, Inc.(a)	30,897	3,421,225
Analog Devices, Inc.	9,844	2,106,419
Applied Materials, Inc.	15,474	2,425,550
ARM Holdings PLC - ADR(a)	1,530	190,546
ASML Holding NV	1,758	1,295,242
Broadcom, Inc.	59,922	14,505,319
GlobalFoundries, Inc.(a)	11,065	396,127
Intel Corp.	84,996	1,661,672
KLA Corp.	2,534	1,917,934
Lam Research Corp.	24,413	1,972,326
Marvell Technology, Inc.	17,399	1,047,246
Microchip Technology, Inc.	10,936	634,725
Micron Technology, Inc.	21,198	2,002,363
NVIDIA Corp.	188,138	25,423,088
NXP Semiconductors NV	5,233	1,000,183
ON Semiconductor Corp.(a)	8,652	363,557
QUALCOMM, Inc.	21,081	3,060,961
Texas Instruments, Inc.	17,416	3,184,516
		66,608,999
Software - 19.2%
Adobe, Inc.(a)	8,289	3,440,681
ANSYS, Inc.(a)	1,845	610,363
AppLovin Corp. - Class A(a)	5,995	2,356,035

The accompanying notes are an integral part of these financial statements.

13

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

		Shares	Value
COMMON STOCKS - 100.1% (Continued)
Software - 19.2% (Continued)
Atlassian Corp. - Class A(a)		3,204	$665,247
Autodesk, Inc.(a)		4,378	1,296,413
Cadence Design Systems, Inc.(a)		5,221	1,498,792
Crowdstrike Holdings, Inc. - Class A(a)		4,449	2,097,125
Datadog, Inc. - Class A(a)		6,126	722,133
Fortinet, Inc.(a)		14,677	1,493,825
Intuit, Inc.		5,332	4,017,502
Microsoft Corp.		57,180	26,323,385
MicroStrategy, Inc. - Class A(a)		3,745	1,382,130
Palantir Technologies, Inc. - Class A(a)		42,256	5,568,496
Palo Alto Networks, Inc.(a)		12,729	2,449,314
Roper Technologies, Inc.		2,049	1,168,483
Synopsys, Inc.(a)		3,104	1,440,194
Workday, Inc. - Class A(a)		4,281	1,060,447
Zscaler, Inc.(a)		3,083	849,983
			58,440,548
Specialty Retail - 0.8%
O’Reilly Automotive, Inc.(a)		1,093	1,494,678
Ross Stores, Inc.		6,855	960,317
			2,454,995
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.		115,550	23,208,218
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.(a)		2,381	753,991
Trading Companies & Distributors - 0.3%
Fastenal Co.		23,110	955,367
Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.		21,832	5,287,710
TOTAL COMMON STOCKS (Cost $212,692,846)			306,345,091
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.3%
Put Options - 1.3%
NASDAQ 100 Index(b)(c)(e)
Expiration: 07/18/2025; Exercise Price: $20,225	$305,176,157	143	3,825,965
TOTAL PURCHASED OPTIONS (Cost $3,832,944)			3,825,965

The accompanying notes are an integral part of these financial statements.

14

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.23%(d)(e)	6,829,745	$6,829,745
TOTAL SHORT-TERM INVESTMENTS (Cost $6,829,745)		6,829,745
TOTAL INVESTMENTS - 103.6% (Cost $223,355,535)		$317,000,801
Liabilities in Excess of Other Assets - (3.6)%		(11,070,732)
TOTAL NET ASSETS - 100.0%		$305,930,069

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $10,655,710.
The accompanying notes are an integral part of these financial statements.

15

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (1.4)%
NASDAQ 100 Index(a)(b) Expiration: 07/18/2025; Exercise Price: $21,850	$(228,348,593)	(107)	$(4,205,635)
Put Options - (0.5)%
NASDAQ 100 Index(a)(b) Expiration: 07/18/2025; Exercise Price: $18,925	(305,176,157)	(143)	(1,662,375)
TOTAL WRITTEN OPTIONS (Premiums received $5,968,470)			$(5,868,010)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

16

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%(b)
Aerospace & Defense - 0.4%
Axon Enterprise, Inc.(a)	8,452	$6,342,043
Automobiles - 3.2%
Tesla, Inc.(a)	163,497	56,645,171
Beverages - 2.2%
Coca-Cola Europacific Partners PLC	52,156	4,787,399
Keurig Dr. Pepper, Inc.	156,858	5,281,409
Monster Beverage Corp.(a)	115,405	7,380,150
PepsiCo, Inc.	156,225	20,535,776
		37,984,734
Biotechnology - 3.0%
Amgen, Inc.	59,544	17,159,390
Biogen, Inc.(a)	16,258	2,110,126
Gilead Sciences, Inc.	138,496	15,245,640
Regeneron Pharmaceuticals, Inc.	11,691	5,731,864
Vertex Pharmaceuticals, Inc.(a)	29,242	12,926,426
		53,173,446
Broadline Retail - 6.1%
Amazon.com, Inc.(a)	422,241	86,563,627
MercadoLibre, Inc.(a)	5,377	13,782,810
PDD Holdings, Inc. - ADR(a)	76,247	7,358,598
		107,705,035
Chemicals - 1.4%
Linde PLC	52,535	24,564,315
Commercial Services & Supplies - 0.9%
Cintas Corp.	46,166	10,456,599
Copart, Inc.(a)	111,587	5,744,499
		16,201,098
Communications Equipment - 1.6%
Cisco Systems, Inc.	442,092	27,869,480
Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.	49,397	51,381,771
Electric Utilities - 1.5%
American Electric Power Co., Inc.	58,266	6,029,948
Constellation Energy Corp.	35,988	11,017,726
Exelon Corp.	114,977	5,038,292
Xcel Energy, Inc.	65,324	4,579,212
		26,665,178
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	13,463	2,428,187

The accompanying notes are an integral part of these financial statements.

17

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 100.0% (Continued)
Energy Equipment & Services - 0.2%
Baker Hughes Co.	113,860	$4,218,513
Entertainment - 3.8%
Electronic Arts, Inc.	29,698	4,269,978
Netflix, Inc.(a)	47,289	57,088,699
Take-Two Interactive Software, Inc.(a)	19,581	4,430,789
Warner Bros. Discovery, Inc.(a)	283,959	2,831,071
		68,620,537
Financial Services - 0.4%
PayPal Holdings, Inc.(a)	109,678	7,708,170
Food Products - 0.7%
Kraft Heinz Co.	140,727	3,761,633
Mondelez International, Inc. - Class A	144,121	9,726,726
		13,488,359
Ground Transportation - 0.6%
CSX Corp.	221,356	6,992,636
Old Dominion Freight Line, Inc.	23,120	3,703,130
		10,695,766
Health Care Equipment & Supplies - 2.0%
Dexcom, Inc.(a)	41,676	3,575,801
GE HealthCare Technologies, Inc.	51,175	3,609,885
IDEXX Laboratories, Inc.(a)	8,823	4,529,375
Intuitive Surgical, Inc.(a)	40,403	22,316,193
		34,031,254
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. - Class A(a)	48,662	6,277,398
Booking Holdings, Inc.	3,710	20,475,230
DoorDash, Inc. - Class A(a)	44,531	9,291,393
Marriott International, Inc. - Class A	32,405	8,549,411
Starbucks Corp.	131,576	11,045,805
		55,639,237
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	74,329	16,848,154
Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	261,330	44,880,814
Alphabet, Inc. - Class C	246,325	42,577,276
Meta Platforms, Inc. - Class A	98,301	63,648,915
		151,107,005
IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	57,173	4,630,441
Shopify, Inc. - Class A(a)	130,157	13,955,434
		18,585,875

The accompanying notes are an integral part of these financial statements.

18

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 100.0% (Continued)
Machinery - 0.3%
PACCAR, Inc.	60,513	$5,679,145
Media - 1.4%
Charter Communications, Inc. - Class A(a)	15,841	6,277,313
Comcast Corp. - Class A	431,889	14,930,403
Trade Desk, Inc. - Class A(a)	51,169	3,848,932
		25,056,648
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	30,665	4,125,976
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	64,433	4,692,655
Professional Services - 1.5%
Automatic Data Processing, Inc.	46,467	15,126,403
Paychex, Inc.	39,698	6,268,711
Verisk Analytics, Inc.	15,634	4,911,265
		26,306,379
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	44,997	3,309,979
Semiconductors & Semiconductor Equipment - 21.7%
Advanced Micro Devices, Inc.(a)	179,030	19,823,992
Analog Devices, Inc.	56,852	12,165,191
Applied Materials, Inc.	90,015	14,109,851
ARM Holdings PLC - ADR(a)	14,513	1,807,449
ASML Holding NV	9,726	7,165,825
Broadcom, Inc.	348,293	84,311,287
GlobalFoundries, Inc.(a)	63,756	2,282,465
Intel Corp.	493,897	9,655,686
KLA Corp.	14,961	11,323,682
Lam Research Corp.	145,914	11,788,392
Marvell Technology, Inc.	100,831	6,069,018
Microchip Technology, Inc.	61,070	3,544,503
Micron Technology, Inc.	126,254	11,925,953
NVIDIA Corp.	1,092,894	147,682,766
NXP Semiconductors NV	29,094	5,560,736
ON Semiconductor Corp.(a)	47,859	2,011,035
QUALCOMM, Inc.	122,368	17,767,834
Texas Instruments, Inc.	103,574	18,938,506
		387,934,171

The accompanying notes are an integral part of these financial statements.

19

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 100.0% (Continued)
Software - 19.1%
Adobe, Inc.(a)	48,321	$20,057,564
ANSYS, Inc.(a)	9,262	3,064,055
AppLovin Corp. - Class A(a)	33,994	13,359,642
Atlassian Corp. - Class A(a)	18,577	3,857,143
Autodesk, Inc.(a)	23,975	7,099,477
Cadence Design Systems, Inc.(a)	30,846	8,854,961
Crowdstrike Holdings, Inc. - Class A(a)	26,389	12,438,983
Datadog, Inc. - Class A(a)	36,215	4,269,024
Fortinet, Inc.(a)	86,899	8,844,580
Intuit, Inc.	31,025	23,376,407
Microsoft Corp.	332,531	153,083,971
MicroStrategy, Inc. - Class A(a)	26,863	9,914,059
Palantir Technologies, Inc. - Class A(a)	250,510	33,012,208
Palo Alto Networks, Inc.(a)	75,548	14,536,946
Roper Technologies, Inc.	11,698	6,671,018
Synopsys, Inc.(a)	16,991	7,883,484
Workday, Inc. - Class A(a)	23,121	5,727,303
Zscaler, Inc.(a)	16,895	4,657,952
		340,708,777
Specialty Retail - 0.8%
O’Reilly Automotive, Inc.(a)	5,979	8,176,283
Ross Stores, Inc.	38,931	5,453,844
		13,630,127
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	671,868	134,944,688
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.(a)	12,741	4,034,692
Trading Companies & Distributors - 0.3%
Fastenal Co.	131,694	5,444,230
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.	129,307	31,318,155
TOTAL COMMON STOCKS (Cost $1,668,125,414)		1,779,088,950

The accompanying notes are an integral part of these financial statements.

20

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Treasury Obligations Fund - Class X, 4.23%(c)	36,871,561	$36,871,561
TOTAL SHORT-TERM INVESTMENTS (Cost $36,871,561)		36,871,561
TOTAL INVESTMENTS - 102.1% (Cost $1,704,996,975)		$1,815,960,511
Liabilities in Excess of Other Assets - (2.1)%		(37,625,400)
TOTAL NET ASSETS - 100.0%		$1,778,335,111

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $1,779,088,950.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (1.1)%
NASDAQ 100 Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $22,150	$(610,352,314)	(286)	$(7,693,400)
Expiration: 07/18/2025; Exercise Price: $21,800	(610,352,314)	(286)	(11,913,330)
Total Call Options			(19,606,730)
TOTAL WRITTEN OPTIONS (Premiums received $20,671,283)			$(19,606,730)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

22

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 91.9%(a)(d)
AGNC Investment Corp.	33,487	$299,374
Agree Realty Corp.	3,992	300,598
Alexandria Real Estate Equities, Inc.	5,743	403,101
American Homes 4 Rent - Class A	11,768	445,419
American Tower Corp.	17,029	3,655,275
Americold Realty Trust, Inc.	9,723	161,110
Annaly Capital Management, Inc.	21,582	408,979
AvalonBay Communities, Inc.	5,268	1,089,264
Brixmor Property Group, Inc.	11,364	288,759
BXP, Inc.	5,394	363,178
Camden Property Trust	3,980	467,610
Cousins Properties, Inc.	6,233	174,960
Crown Castle, Inc.	16,231	1,628,781
CubeSmart	8,454	361,493
Digital Realty Trust, Inc.	11,785	2,021,363
EastGroup Properties, Inc.	1,898	321,806
Equinix, Inc.	2,551	2,267,380
Equity LifeStyle Properties, Inc.	7,130	453,254
Equity Residential	12,708	891,339
Essex Property Trust, Inc.	2,370	672,843
Extra Space Storage, Inc.	7,885	1,191,818
Federal Realty Investment Trust	2,850	272,118
First Industrial Realty Trust, Inc.	4,904	242,405
Gaming and Leisure Properties, Inc.	10,214	476,994
Healthcare Realty Trust, Inc.	13,137	190,486
Healthpeak Properties, Inc.	26,105	454,488
Host Hotels & Resorts, Inc.	25,940	401,811
Invitation Homes, Inc.	21,254	716,260
Iron Mountain, Inc.	10,902	1,076,136
Kilroy Realty Corp.	3,930	126,546
Kimco Realty Corp.	25,252	536,857
Lamar Advertising Co. - Class A	3,253	392,117
Lineage, Inc.	2,176	92,893
Mid-America Apartment Communities, Inc.	4,326	677,668
Millrose Properties, Inc. - Class A	4,481	124,885
NNN REIT, Inc.	6,995	292,111
Omega Healthcare Investors, Inc.	10,506	388,722
PotlatchDeltic Corp.	2,652	104,330
Prologis, Inc.	33,713	3,661,232
Public Storage	5,852	1,804,815
Rayonier, Inc.	5,199	123,216
Realty Income Corp.	32,641	1,848,133
Regency Centers Corp.	6,064	437,518
Rexford Industrial Realty, Inc.	8,403	296,122
Rithm Capital Corp.	19,354	215,797
Sabra Health Care REIT, Inc.	8,789	153,632

The accompanying notes are an integral part of these financial statements.

23

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 91.9% (Continued)
SBA Communications Corp.	3,998	$927,096
Simon Property Group, Inc.	11,396	1,858,346
STAG Industrial, Inc. – Class A	6,924	246,356
Starwood Property Trust, Inc.	11,946	235,933
Sun Communities, Inc.	4,471	551,900
UDR, Inc.	11,196	463,850
Ventas, Inc.	16,306	1,048,150
VICI Properties, Inc.	39,342	1,247,535
Vornado Realty Trust	6,134	231,068
W.P. Carey, Inc.	8,167	512,561
Welltower, Inc.	22,034	3,399,406
Weyerhaeuser Co.	26,983	699,130
		44,396,327
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,143,433)		44,396,327
COMMON STOCKS - 7.4%(d)
Real Estate Management & Development - 7.4%
CBRE Group, Inc. - Class A(b)	11,000	1,375,220
CoStar Group, Inc.(b)	15,716	1,156,069
Howard Hughes Holdings, Inc.(b)	1,108	75,687
Jones Lang LaSalle, Inc.(b)	1,761	392,175
Seaport Entertainment Group, Inc.(b)	294	5,745
Zillow Group, Inc. - Class A(b)	1,989	131,612
Zillow Group, Inc. - Class C(b)	5,933	398,164
		3,534,672
TOTAL COMMON STOCKS (Cost $3,737,027)		3,534,672
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.23%(c)	71,642	71,642
Northern US Government Money Market Fund, 4.00%(c)	530,030	530,030
TOTAL SHORT-TERM INVESTMENTS (Cost $601,672)		601,672
TOTAL INVESTMENTS - 100.5% (Cost $48,482,132)		$48,532,671
Liabilities in Excess of Other Assets - (0.5)%		(220,247)
TOTAL NET ASSETS - 100.0%		$48,312,424

The accompanying notes are an integral part of these financial statements.

24

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $47,930,999.
The accompanying notes are an integral part of these financial statements.

25

NEOS Real Estate High Income ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
iShares U.S. Real Estate ETF(a)(b)
Expiration: 07/18/2025; Exercise Price: $96	$(16,771,396)	(1,774)	$(264,326)
Expiration: 07/18/2025; Exercise Price: $97	(16,771,396)	(1,774)	(198,688)
Total Call Options			(463,014)
TOTAL WRITTEN OPTIONS (Premiums received $459,362)			$(463,014)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

NEOS Russell 2000® High Income ETF
Schedule of Investments
May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Vanguard Russell 2000 ETF(a)	2,140,278	$177,621,671
TOTAL EXCHANGE TRADED FUNDS (Cost $188,996,484)		177,621,671
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.23%(b)(c)	569,885	569,886
TOTAL SHORT-TERM INVESTMENTS (Cost $569,886)		569,886
TOTAL INVESTMENTS - 100.3% (Cost $189,566,370)		$178,191,557
Liabilities in Excess of Other Assets - (0.3)%		(544,508)
TOTAL NET ASSETS - 100.0%		$177,647,049

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $569,886.
The accompanying notes are an integral part of these financial statements.

27

NEOS Russell 2000® High Income ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (1.1)%
Russell 2000 Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $2,160	$(66,534,442)	(322)	$(784,070)
Expiration: 07/18/2025; Exercise Price: $2,120	(66,534,442)	(322)	(1,250,970)
Total Call Options			(2,035,040)
TOTAL WRITTEN OPTIONS (Premiums received $2,183,585)			$(2,035,040)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

28

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

	Shares	Value
COMMON STOCKS - 98.0%(f)
Aerospace & Defense - 2.3%
Axon Enterprise, Inc.(a)	3	$2,251
Boeing Co.(a)	32	6,634
General Dynamics Corp.	12	3,342
General Electric Co.	44	10,820
Howmet Aerospace, Inc.	16	2,718
L3Harris Technologies, Inc.	8	1,955
Lockheed Martin Corp.	8	3,859
Northrop Grumman Corp.	4	1,939
RTX Corp.	56	7,643
Textron, Inc.	8	592
TransDigm Group, Inc.	3	4,406
		46,159
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4	384
Expeditors International of Washington, Inc.	4	451
FedEx Corp.	8	1,745
United Parcel Service, Inc. - Class B	32	3,121
		5,701
Automobile Components - 0.0%(b)
Aptiv PLC(a)	8	534
Automobiles - 2.0%
Ford Motor Co.	164	1,702
General Motors Co.	40	1,984
Tesla, Inc.(a)	108	37,418
		41,104
Banks - 3.6%
Bank of America Corp.	276	12,180
Citigroup, Inc.	80	6,026
Citizens Financial Group, Inc.	20	807
Fifth Third Bancorp	28	1,069
Huntington Bancshares, Inc.	60	938
JPMorgan Chase & Co.	116	30,624
KeyCorp	40	634
M&T Bank Corp.	8	1,461
PNC Financial Services Group, Inc.	16	2,781
Regions Financial Corp.	36	772
Truist Financial Corp.	56	2,212
U.S. Bancorp	64	2,790
Wells Fargo & Co.	136	10,170
		72,464
Beverages - 1.2%
Brown-Forman Corp. - Class B	8	267
Constellation Brands, Inc. - Class A	8	1,426
Keurig Dr. Pepper, Inc.	48	1,616

The accompanying notes are an integral part of these financial statements.

29

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Beverages - 1.2% (Continued)
Molson Coors Beverage Co. - Class B	8	$429
Monster Beverage Corp.(a)	28	1,791
PepsiCo, Inc.	56	7,361
The Coca-Cola Co.	160	11,536
		24,426
Biotechnology - 1.7%
AbbVie, Inc.	72	13,400
Amgen, Inc.	24	6,916
Biogen, Inc.(a)	8	1,038
Gilead Sciences, Inc.	52	5,724
Incyte Corp.(a)	8	521
Moderna, Inc.(a)	16	425
Regeneron Pharmaceuticals, Inc.	4	1,961
Vertex Pharmaceuticals, Inc.(a)	12	5,305
		35,290
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	384	78,724
eBay, Inc.	20	1,463
		80,187
Building Products - 0.5%
A.O. Smith Corp. - Class A	4	257
Allegion PLC	4	571
Builders FirstSource, Inc.(a)	4	431
Carrier Global Corp.	32	2,279
Johnson Controls International PLC	28	2,838
Masco Corp.	8	499
Trane Technologies PLC	8	3,442
		10,317
Capital Markets - 3.3%
Ameriprise Financial, Inc.	4	2,037
Bank of New York Mellon Corp.	28	2,481
Blackrock, Inc.	6	5,879
Blackstone, Inc.	28	3,885
Cboe Global Markets, Inc.	4	917
Charles Schwab Corp.	72	6,360
CME Group, Inc. - Class A	16	4,624
Coinbase Global, Inc. - Class A(a)	5	1,233
Franklin Resources, Inc.	12	260
Goldman Sachs Group, Inc.	12	7,205
Intercontinental Exchange, Inc.	24	4,315
Invesco Ltd.	20	289
KKR & Co., Inc.	28	3,401
Moody’s Corp.	8	3,835
Morgan Stanley	52	6,658
MSCI, Inc.	4	2,256

The accompanying notes are an integral part of these financial statements.

30

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Capital Markets - 3.3% (Continued)
Nasdaq, Inc.	16	$1,337
Northern Trust Corp.	8	854
Raymond James Financial, Inc.	8	1,176
S&P Global, Inc.	12	6,154
State Street Corp.	12	1,155
T. Rowe Price Group, Inc.	8	749
		67,060
Chemicals - 1.3%
Air Products and Chemicals, Inc.	8	2,231
Albemarle Corp.	4	223
CF Industries Holdings, Inc.	8	726
Corteva, Inc.	28	1,982
Dow, Inc.	28	777
DuPont de Nemours, Inc.	16	1,069
Eastman Chemical Co.	4	314
Ecolab, Inc.	12	3,187
International Flavors & Fragrances, Inc.	12	919
Linde PLC	20	9,352
LyondellBasell Industries N.V. - Class A	12	678
Mosaic Co.	12	434
PPG Industries, Inc.	8	886
Sherwin-Williams Co.	8	2,870
		25,648
Commercial Services & Supplies - 0.7%
Cintas Corp.	16	3,624
Copart, Inc.(a)	36	1,853
Republic Services, Inc.	8	2,058
Rollins, Inc.	12	687
Veralto Corp.	12	1,212
Waste Management, Inc.	16	3,856
		13,290
Communications Equipment - 0.9%
Arista Networks, Inc.(a)	44	3,812
Cisco Systems, Inc.	164	10,339
F5, Inc.(a)	4	1,141
Juniper Networks, Inc.	12	431
Motorola Solutions, Inc.	8	3,323
		19,046
Construction & Engineering - 0.1%
Quanta Services, Inc.	8	2,741
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	2,190
Vulcan Materials Co.	4	1,060
		3,250

The accompanying notes are an integral part of these financial statements.

31

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Consumer Finance - 0.6%
American Express Co.	24	$7,057
Capital One Financial Corp.	28	5,296
Synchrony Financial	16	923
		13,276
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	19	19,763
Dollar General Corp.	8	778
Dollar Tree, Inc.(a)	8	722
Kroger Co.	28	1,911
Sysco Corp.	20	1,460
Target Corp.	20	1,880
Walgreens Boots Alliance, Inc.	28	315
Walmart, Inc.	180	17,770
		44,599
Containers & Packaging - 0.2%
Amcor PLC	60	546
Avery Dennison Corp.	4	711
Ball Corp.	12	643
International Paper Co.	24	1,147
Packaging Corp of America	4	773
Smurfit WestRock PLC	20	867
		4,687
Distributors - 0.0%(b)
Genuine Parts Co.	4	506
LKQ Corp.	12	486
		992
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	296	8,229
Verizon Communications, Inc.	176	7,737
		15,966
Electric Utilities - 1.6%
Alliant Energy Corp.	12	747
American Electric Power Co., Inc.	24	2,484
Constellation Energy Corp.	12	3,674
Duke Energy Corp.	32	3,767
Edison International	16	890
Entergy Corp.	16	1,332
Evergy, Inc.	8	531
Eversource Energy	16	1,037
Exelon Corp.	40	1,753
FirstEnergy Corp.	20	839
NextEra Energy, Inc.	84	5,934
NRG Energy, Inc.	8	1,247
PG&E Corp.	92	1,553

The accompanying notes are an integral part of these financial statements.

32

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Electric Utilities - 1.6% (Continued)
Pinnacle West Capital Corp.	4	$365
PPL Corp.	32	1,112
Southern Co.	44	3,960
Xcel Energy, Inc.	24	1,682
		32,907
Electrical Equipment - 0.9%
AMETEK, Inc.	8	1,430
Eaton Corp. PLC	16	5,123
Emerson Electric Co.	24	2,865
GE Vernova, Inc.	12	5,676
Generac Holdings, Inc.(a)	4	489
Hubbell, Inc.	4	1,558
Rockwell Automation, Inc.	4	1,262
		18,403
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	48	4,317
CDW Corp.	4	721
Corning, Inc.	32	1,587
Jabil, Inc.	4	672
Keysight Technologies, Inc.(a)	8	1,256
TE Connectivity PLC	12	1,921
Trimble, Inc.(a)	12	855
Zebra Technologies Corp. - Class A(a)	4	1,159
		12,488
Energy Equipment & Services - 0.2%
Baker Hughes Co.	40	1,482
Halliburton Co.	36	705
Schlumberger N.V.	56	1,851
		4,038
Entertainment - 1.6%
Electronic Arts, Inc.	8	1,150
Live Nation Entertainment, Inc.(a)	8	1,098
Netflix, Inc.(a)	16	19,316
Take-Two Interactive Software, Inc.(a)	8	1,810
TKO Group Holdings, Inc. – Class A	4	631
Walt Disney Co.	76	8,591
Warner Bros. Discovery, Inc.(a)	96	957
		33,553
Financial Services - 4.7%
Apollo Global Management, Inc.	20	2,614
Berkshire Hathaway, Inc. - Class B(a)	76	38,301
Corpay, Inc.(a)	4	1,301
Fidelity National Information Services, Inc.	24	1,911
Fiserv, Inc.(a)	24	3,907

The accompanying notes are an integral part of these financial statements.

33

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Financial Services - 4.7% (Continued)
Global Payments, Inc.	12	$907
Jack Henry & Associates, Inc.	4	725
Mastercard, Inc. - Class A	32	18,739
PayPal Holdings, Inc.(a)	40	2,811
Visa, Inc. - Class A	70	25,563
		96,779
Food Products - 0.6%
Archer-Daniels-Midland Co.	20	965
Bunge Global S.A.	4	313
Campbell Soup Co.	8	272
Conagra Brands, Inc.	20	458
General Mills, Inc.	24	1,302
Hormel Foods Corp.	12	368
J.M. Smucker Co.	4	450
Kellanova	12	992
Kraft Heinz Co.	36	962
Lamb Weston Holdings, Inc.	4	223
McCormick & Co., Inc.	12	873
Mondelez International, Inc. - Class A	52	3,510
The Hershey Co.	8	1,286
Tyson Foods, Inc. - Class A	12	674
		12,648
Gas Utilities - 0.1%
Atmos Energy Corp.	8	1,237
Ground Transportation - 0.9%
CSX Corp.	80	2,527
J.B. Hunt Transport Services, Inc.	4	556
Norfolk Southern Corp.	8	1,977
Old Dominion Freight Line, Inc.	8	1,281
Uber Technologies, Inc.(a)	88	7,406
Union Pacific Corp.	24	5,320
		19,067
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	72	9,618
Align Technology, Inc.(a)	4	724
Baxter International, Inc.	20	610
Becton Dickinson & Co.	12	2,071
Boston Scientific Corp.(a)	60	6,316
Dexcom, Inc.(a)	16	1,373
Edwards Lifesciences Corp.(a)	24	1,877
GE HealthCare Technologies, Inc.	20	1,411
Hologic, Inc.(a)	8	497
IDEXX Laboratories, Inc.(a)	4	2,054
Insulet Corp.(a)	4	1,300

The accompanying notes are an integral part of these financial statements.

34

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Health Care Equipment & Supplies - 2.5% (Continued)
Intuitive Surgical, Inc.(a)	15	$8,285
Medtronic PLC	52	4,315
ResMed, Inc.	8	1,958
Solventum Corp.(a)	4	292
Steris PLC	4	981
Stryker Corp.	14	5,357
The Cooper Cos., Inc.(a)	8	546
Zimmer Biomet Holdings, Inc.	8	737
		50,322
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	12	1,853
Cencora, Inc.	8	2,330
Centene Corp.(a)	20	1,129
CVS Health Corp.	52	3,330
Elevance Health, Inc.	8	3,071
HCA Healthcare, Inc.	8	3,051
Henry Schein, Inc.(a)	4	280
Humana, Inc.	4	933
Labcorp Holdings, Inc.	4	996
McKesson Corp.	4	2,878
Molina Healthcare, Inc.(a)	4	1,220
Quest Diagnostics, Inc.	4	693
The Cigna Group	12	3,800
UnitedHealth Group, Inc.	38	11,473
Universal Health Services, Inc. - Class B	4	761
		37,798
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. - Class A(a)	16	2,064
Caesars Entertainment, Inc.(a)	8	215
Carnival Corp.(a)	44	1,022
Chipotle Mexican Grill, Inc.(a)	56	2,804
Darden Restaurants, Inc.	4	857
DoorDash, Inc. - Class A(a)	16	3,338
Expedia Group, Inc. - Class A	4	667
Hilton Worldwide Holdings, Inc.	12	2,981
Las Vegas Sands Corp.	16	659
Marriott International, Inc. - Class A	8	2,111
McDonald’s Corp.	28	8,788
MGM Resorts International(a)	8	253
Norwegian Cruise Line Holdings Ltd.(a)	20	353
Royal Caribbean Cruises Ltd.	12	3,084
Starbucks Corp.	48	4,030
Wynn Resorts Ltd.	4	362
Yum! Brands, Inc.	12	1,727
		35,315

The accompanying notes are an integral part of these financial statements.

35

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Household Durables - 0.2%
D.R. Horton, Inc.	12	$1,417
Garmin Ltd.	8	1,624
Lennar Corp. - Class A	8	849
Mohawk Industries, Inc.(a)	4	402
PulteGroup, Inc.	8	784
		5,076
Household Products - 1.1%
Church & Dwight Co., Inc.	12	1,180
Colgate-Palmolive Co.	32	2,974
Kimberly-Clark Corp.	12	1,725
Procter & Gamble Co.	96	16,309
The Clorox Co.	4	528
		22,716
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	28	282
Vistra Corp.	12	1,927
		2,209
Industrial Conglomerates - 0.5%
3M Co.	24	3,560
Honeywell International, Inc.	28	6,347
		9,907
Insurance - 2.2%
Aflac, Inc.	20	2,071
Allstate Corp.	12	2,519
American International Group, Inc.	24	2,031
Aon PLC, Class A	8	2,977
Arch Capital Group Ltd.	16	1,521
Arthur J Gallagher & Co.	12	4,169
Assurant, Inc.	4	812
Brown & Brown, Inc.	8	903
Chubb Ltd.	16	4,755
Cincinnati Financial Corp.	8	1,207
Globe Life, Inc.	4	488
Hartford Financial Services Group, Inc.	12	1,558
Loews Corp.	8	714
Marsh & McLennan Companies, Inc.	20	4,673
MetLife, Inc.	24	1,886
Principal Financial Group, Inc.	8	623
Progressive Corp.	24	6,838
Prudential Financial, Inc.	16	1,662
Travelers Co., Inc.	8	2,206
W.R. Berkley Corp.	12	896
Willis Towers Watson PLC	4	1,266
		45,775

The accompanying notes are an integral part of these financial statements.

36

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	240	$41,218
Alphabet, Inc. - Class C	192	33,187
Match Group, Inc.	12	359
Meta Platforms, Inc. - Class A	88	56,979
		131,743
IT Services - 1.2%
Accenture PLC - Class A	24	7,604
Akamai Technologies, Inc.(a)	8	607
Cognizant Technology Solutions Corp. - Class A	20	1,620
EPAM Systems, Inc.(a)	4	698
Gartner, Inc.(a)	4	1,746
GoDaddy, Inc. - Class A(a)	4	728
International Business Machines Corp.	40	10,362
VeriSign, Inc.	4	1,090
		24,455
Leisure Products - 0.0%(b)
Hasbro, Inc.	4	267
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	12	1,343
Bio-Techne Corp.	8	387
Charles River Laboratories International, Inc.(a)	4	543
Danaher Corp.	28	5,317
IQVIA Holdings, Inc.(a)	8	1,123
Revvity, Inc.	4	362
Thermo Fisher Scientific, Inc.	16	6,445
Waters Corp.(a)	4	1,397
West Pharmaceutical Services, Inc.	4	843
		17,760
Machinery - 1.7%
Caterpillar, Inc.	20	6,961
Cummins, Inc.	4	1,286
Deere & Co.	12	6,075
Dover Corp.	4	711
Fortive Corp.	16	1,123
IDEX Corp.	4	724
Illinois Tool Works, Inc.	12	2,941
Ingersoll Rand, Inc.	16	1,306
Nordson Corp.	4	848
Otis Worldwide Corp.	16	1,526
PACCAR, Inc.	20	1,877
Parker-Hannifin Corp.	4	2,659
Pentair PLC	8	793
Snap-on, Inc.	4	1,283
Stanley Black & Decker, Inc.	8	523

The accompanying notes are an integral part of these financial statements.

37

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Machinery - 1.7% (Continued)
Westinghouse Air Brake Technologies Corp.	8	$1,619
Xylem, Inc.	12	1,512
		33,767
Media - 0.5%
Charter Communications, Inc. - Class A(a)	4	1,585
Comcast Corp. - Class A	156	5,393
Fox Corp. - Class A	8	440
Fox Corp. - Class B	4	201
Interpublic Group of Cos., Inc.	16	383
News Corp. - Class A	16	452
News Corp. - Class B	4	131
Omnicom Group, Inc.	8	588
Paramount Global - Class B	24	290
		9,463
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	60	2,309
Newmont Corp.	48	2,531
Nucor Corp.	8	875
Steel Dynamics, Inc.	4	492
		6,207
Multi-Utilities - 0.7%
Ameren Corp.	12	1,162
CenterPoint Energy, Inc.	28	1,043
CMS Energy Corp.	12	843
Consolidated Edison, Inc.	16	1,672
Dominion Energy, Inc.	36	2,040
DTE Energy Co.	8	1,093
NiSource, Inc.	20	791
Public Service Enterprise Group, Inc.	20	1,621
Sempra	28	2,200
WEC Energy Group, Inc.	12	1,289
		13,754
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	16	272
Chevron Corp.	68	9,296
ConocoPhillips	52	4,438
Coterra Energy, Inc.	32	778
Devon Energy Corp.	28	847
Diamondback Energy, Inc.	8	1,076
EOG Resources, Inc.	24	2,606
EQT Corp.	24	1,323
Expand Energy Corp.	8	929
Exxon Mobil Corp.	180	18,414
Hess Corp.	12	1,586
Kinder Morgan, Inc.	80	2,243

The accompanying notes are an integral part of these financial statements.

38

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Oil, Gas & Consumable Fuels - 2.8% (Continued)
Marathon Petroleum Corp.	12	$1,929
Occidental Petroleum Corp.	28	1,142
ONEOK, Inc.	24	1,940
Phillips 66	16	1,816
Targa Resources Corp.	8	1,263
Valero Energy Corp.	12	1,548
Williams Co., Inc.	52	3,147
		56,593
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	28	1,355
Southwest Airlines Co.	24	801
United Airlines Holdings, Inc.(a)	16	1,271
		3,427
Personal Care Products - 0.1%
Estee Lauder Co., Inc. - Class A	8	535
Kenvue, Inc.	80	1,910
		2,445
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	84	4,055
Eli Lilly & Co.	32	23,605
Johnson & Johnson	98	15,210
Merck & Co., Inc.	108	8,299
Pfizer, Inc.	240	5,638
Viatris, Inc.	48	422
Zoetis, Inc.	20	3,373
		60,602
Professional Services - 0.6%
Automatic Data Processing, Inc.	16	5,208
Broadridge Financial Solutions, Inc.	4	971
Dayforce, Inc.(a)	8	473
Equifax, Inc.	4	1,057
Jacobs Solutions, Inc.	4	505
Leidos Holdings, Inc.	4	594
Paychex, Inc.	12	1,895
Verisk Analytics, Inc.	4	1,257
		11,960
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A	12	1,500
CoStar Group, Inc.(a)	16	1,177
		2,677
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc.(a)	68	7,530
Analog Devices, Inc.	20	4,280
Applied Materials, Inc.	32	5,016

The accompanying notes are an integral part of these financial statements.

39

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Semiconductors & Semiconductor Equipment - 11.4% (Continued)
Broadcom, Inc.	191	$46,235
Enphase Energy, Inc.(a)	4	166
First Solar, Inc.(a)	4	632
Intel Corp.	184	3,597
KLA Corp.	4	3,027
Lam Research Corp.	52	4,201
Microchip Technology, Inc.	24	1,393
Micron Technology, Inc.	44	4,156
NVIDIA Corp.	994	134,319
NXP Semiconductors NV	12	2,294
ON Semiconductor Corp.(a)	16	672
QUALCOMM, Inc.	48	6,970
Skyworks Solutions, Inc.	8	552
Teradyne, Inc.	8	629
Texas Instruments, Inc.	40	7,314
		232,983
Software - 11.2%
Adobe, Inc.(a)	18	7,472
ANSYS, Inc.(a)	4	1,323
Autodesk, Inc.(a)	8	2,369
Cadence Design Systems, Inc.(a)	12	3,445
Crowdstrike Holdings, Inc. - Class A(a)	12	5,656
Fortinet, Inc.(a)	28	2,850
Gen Digital, Inc.	24	683
Intuit, Inc.	12	9,042
Microsoft Corp.	304	139,949
Oracle Corp.	68	11,256
Palantir Technologies, Inc. - Class A(a)	84	11,069
Palo Alto Networks, Inc.(a)	28	5,388
PTC, Inc.(a)	4	673
Roper Technologies, Inc.	4	2,281
Salesforce, Inc.	40	10,615
ServiceNow, Inc.(a)	8	8,089
Synopsys, Inc.(a)	8	3,712
Workday, Inc. - Class A(a)	8	1,982
		227,854
Specialty Retail - 1.7%
Best Buy Co., Inc.	8	530
CarMax, Inc.(a)	8	516
Home Depot, Inc.	40	14,732
Lowe’s Companies, Inc.	24	5,417
O’Reilly Automotive, Inc.(a)	3	4,102
Ross Stores, Inc.	12	1,681
TJX Cos., Inc.	48	6,091

The accompanying notes are an integral part of these financial statements.

40

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Specialty Retail - 1.7% (Continued)
Tractor Supply Co.	24	$1,162
Williams-Sonoma, Inc.	4	647
		34,878
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	611	122,719
Dell Technologies, Inc. - Class C	12	1,335
Hewlett Packard Enterprise Co.	56	968
HP, Inc.	40	996
NetApp, Inc.	8	793
Seagate Technology Holdings PLC	8	944
Super Micro Computer, Inc.(a)	20	800
Western Digital Corp.(a)	16	825
		129,380
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.(a)	8	844
Lululemon Athletica, Inc.(a)	4	1,267
NIKE, Inc. - Class B	48	2,908
Tapestry, Inc.	8	629
		5,648
Tobacco - 0.8%
Altria Group, Inc.	72	4,364
Philip Morris International, Inc.	64	11,558
		15,922
Trading Companies & Distributors - 0.2%
Fastenal Co.	48	1,984
United Rentals, Inc.	3	2,125
		4,109
Water Utilities - 0.1%
American Water Works Co., Inc.	8	1,144
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	20	4,844
TOTAL COMMON STOCKS (Cost $1,961,715)		1,998,857
REAL ESTATE INVESTMENT TRUSTS - 2.1%(f)
Alexandria Real Estate Equities, Inc.	8	562
American Tower Corp.	20	4,293
AvalonBay Communities, Inc.	4	827
BXP, Inc.	8	539
Camden Property Trust	4	470
Crown Castle, Inc.	20	2,007
Digital Realty Trust, Inc.	12	2,058
Equinix, Inc.	4	3,555

The accompanying notes are an integral part of these financial statements.

41

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.1% (Continued)
Equity Residential	16	$1,122
Essex Property Trust, Inc.	4	1,136
Extra Space Storage, Inc.	8	1,209
Federal Realty Investment Trust	4	382
Healthpeak Properties, Inc.	28	487
Host Hotels & Resorts, Inc.	28	434
Invitation Homes, Inc.	24	809
Iron Mountain, Inc.	12	1,185
Kimco Realty Corp.	28	595
Mid-America Apartment Communities, Inc.	4	627
Prologis, Inc.	40	4,344
Public Storage	8	2,467
Realty Income Corp.	36	2,038
Regency Centers Corp.	8	577
SBA Communications Corp.	4	928
Simon Property Group, Inc.	12	1,957
UDR, Inc.	12	497
Ventas, Inc.	16	1,028
VICI Properties, Inc.	44	1,395
Welltower, Inc.	24	3,703
Weyerhaeuser Co.	32	829
		42,060
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $42,264)		42,060

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.6%
Put Options - 0.6%
S&P 500 Index(c)(d)(f)
Expiration: 07/18/2025; Exercise Price: $5,455	$1,773,507	3	11,340
TOTAL PURCHASED OPTIONS (Cost $10,995)			11,340
		Shares
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 4.23%(e)		26,323	26,323
TOTAL SHORT-TERM INVESTMENTS (Cost $26,323)			26,323
TOTAL INVESTMENTS - 102.0% (Cost $2,041,297)			$2,078,580
Liabilities in Excess of Other Assets - (2.0)%			(40,077)
TOTAL NET ASSETS - 100.0%			$2,038,503

The accompanying notes are an integral part of these financial statements.

42

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $2,052,257.
The accompanying notes are an integral part of these financial statements.

43

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.7)%
S&P 500 Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $6,055	$(1,182,338)	(2)	$(14,140)
Put Options - (0.2)%
S&P 500 Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $4,985	(1,773,507)	(3)	(3,705)
TOTAL WRITTEN OPTIONS (Premiums received $19,130)			$(17,845)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

44

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

	Shares	Value
COMMON STOCKS - 98.1%(b)
Aerospace & Defense - 2.1%
Axon Enterprise, Inc.(a)	971	$728,600
Boeing Co.(a)	45,437	9,419,999
General Dynamics Corp.	15,740	4,383,433
General Electric Co.	81,774	20,109,044
Howmet Aerospace, Inc.	30,604	5,199,313
Huntington Ingalls Industries, Inc.	548	122,237
L3Harris Technologies, Inc.	15,230	3,721,298
Lockheed Martin Corp.	15,659	7,553,588
Northrop Grumman Corp.	8,264	4,006,139
RTX Corp.	102,173	13,944,571
Textron, Inc.	15,320	1,134,140
TransDigm Group, Inc.	3,798	5,577,097
		75,899,459
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	964	92,515
Expeditors International of Washington, Inc.	8,314	937,237
FedEx Corp.	15,783	3,442,272
United Parcel Service, Inc. - Class B	59,599	5,813,287
		10,285,311
Automobile Components - 0.0%(c)
Aptiv PLC(a)	15,784	1,054,529
Automobiles - 2.1%
Ford Motor Co.	348,309	3,615,448
General Motors Co.	73,333	3,638,050
Tesla, Inc.(a)	206,313	71,479,202
		78,732,700
Banks - 3.6%
Bank of America Corp.	488,359	21,551,283
Citigroup, Inc.	141,811	10,681,204
Citizens Financial Group, Inc.	37,977	1,532,372
Fifth Third Bancorp	57,917	2,211,850
Huntington Bancshares, Inc.	125,274	1,958,033
JPMorgan Chase & Co.	206,275	54,456,600
KeyCorp	80,343	1,274,240
M&T Bank Corp.	8,373	1,529,245
PNC Financial Services Group, Inc.	30,606	5,319,629
Regions Financial Corp.	79,753	1,709,904
Truist Financial Corp.	116,880	4,616,760
U.S. Bancorp	131,925	5,750,611
Wells Fargo & Co.	261,753	19,573,889
		132,165,620

The accompanying notes are an integral part of these financial statements.

45

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Beverages - 1.2%
Brown-Forman Corp. - Class B	8,373	$279,156
Coca-Cola Co.	302,569	21,815,225
Constellation Brands, Inc. - Class A	8,372	1,492,644
Keurig Dr. Pepper, Inc.	80,550	2,712,118
Molson Coors Beverage Co. - Class B	8,373	448,709
Monster Beverage Corp.(a)	60,640	3,877,928
PepsiCo, Inc.	102,744	13,505,699
		44,131,479
Biotechnology - 1.8%
AbbVie, Inc.	137,214	25,536,898
Amgen, Inc.	44,422	12,801,532
Biogen, Inc.(a)	8,306	1,078,036
Gilead Sciences, Inc.	109,319	12,033,835
Incyte Corp.(a)	8,373	544,747
Moderna, Inc.(a)	23,193	616,006
Regeneron Pharmaceuticals, Inc.	7,770	3,809,476
Vertex Pharmaceuticals, Inc.(a)	20,543	9,081,033
		65,501,563
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	695,252	142,533,612
eBay, Inc.	43,069	3,151,359
		145,684,971
Building Products - 0.6%
A.O. Smith Corp. - Class A	964	61,995
Allegion PLC	962	137,277
Builders FirstSource, Inc.(a)	8,009	862,409
Carrier Global Corp.	72,183	5,139,430
Johnson Controls International PLC	57,940	5,873,378
Lennox International, Inc.	1,708	964,081
Masco Corp.	15,708	980,493
Trane Technologies PLC	15,751	6,777,183
		20,796,246
Capital Markets - 3.2%
Ameriprise Financial, Inc.	7,700	3,921,148
Bank of New York Mellon Corp.	65,436	5,798,284
Blackrock, Inc.	8,232	8,066,455
Blackstone, Inc.	59,347	8,234,990
Cboe Global Markets, Inc.	7,752	1,776,138
Charles Schwab Corp.	126,871	11,207,784
CME Group, Inc. - Class A	29,384	8,491,976
Coinbase Global, Inc. - Class A(a)	14,468	3,568,098
FactSet Research Systems, Inc.	524	240,128
Franklin Resources, Inc.	22,800	493,392
Goldman Sachs Group, Inc.	23,166	13,910,025

The accompanying notes are an integral part of these financial statements.

46

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Capital Markets - 3.2% (Continued)
Intercontinental Exchange, Inc.	45,728	$8,221,894
Invesco Ltd.	36,915	533,791
KKR & Co., Inc.	46,819	5,686,636
MarketAxess Holdings, Inc.	522	112,966
Moody’s Corp.	8,372	4,012,867
Morgan Stanley	94,140	12,052,744
MSCI, Inc.	962	542,587
Nasdaq, Inc.	27,980	2,337,449
Northern Trust Corp.	15,465	1,650,734
Raymond James Financial, Inc.	15,204	2,234,684
S&P Global, Inc.	23,200	11,898,352
State Street Corp.	23,176	2,231,385
T. Rowe Price Group, Inc.	15,691	1,468,521
		118,693,028
Chemicals - 1.2%
Air Products and Chemicals, Inc.	15,681	4,373,588
Albemarle Corp.	7,912	441,173
CF Industries Holdings, Inc.	8,374	759,606
Corteva, Inc.	59,323	4,200,068
Dow, Inc.	59,295	1,644,843
DuPont de Nemours, Inc.	35,520	2,372,736
Eastman Chemical Co.	964	75,549
Ecolab, Inc.	15,783	4,192,280
International Flavors & Fragrances, Inc.	15,784	1,208,423
Linde PLC	38,226	17,873,713
LyondellBasell Industries NV - Class A	15,783	891,582
Mosaic Co.	23,434	846,905
PPG Industries, Inc.	15,783	1,748,756
Sherwin-Williams Co.	15,783	5,663,098
		46,292,320
Commercial Services & Supplies - 0.7%
Cintas Corp.	29,078	6,586,167
Copart, Inc.(a)	74,262	3,823,008
Republic Services, Inc.	15,425	3,968,698
Rollins, Inc.	15,783	903,577
Veralto Corp.	15,635	1,579,604
Waste Management, Inc.	30,267	7,293,439
		24,154,493
Communications Equipment - 0.8%
Arista Networks, Inc.(a)	63,132	5,469,756
Cisco Systems, Inc.	303,774	19,149,913
F5, Inc.(a)	823	234,868
Juniper Networks, Inc.	23,195	833,396
Motorola Solutions, Inc.	8,373	3,477,977
		29,165,910

The accompanying notes are an integral part of these financial statements.

47

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,309	$2,846,331
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	852	466,512
Vulcan Materials Co.	8,138	2,157,140
		2,623,652
Consumer Finance - 0.7%
American Express Co.	45,762	13,456,316
Capital One Financial Corp.	50,778	9,604,659
Synchrony Financial	34,808	2,006,681
		25,067,656
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	32,498	33,803,770
Dollar General Corp.	15,643	1,521,282
Dollar Tree, Inc.(a)	15,494	1,398,489
Kroger Co.	53,249	3,633,179
Sysco Corp.	42,355	3,091,915
Target Corp.	37,918	3,564,671
Walgreens Boots Alliance, Inc.	59,600	670,500
Walmart, Inc.	334,660	33,037,635
		80,721,441
Containers & Packaging - 0.1%
Amcor PLC	125,218	1,140,736
Avery Dennison Corp.	961	170,798
Ball Corp.	23,195	1,242,788
International Paper Co.	28,064	1,341,740
Packaging Corp. of America	962	185,830
Smurfit WestRock PLC	15,740	682,014
		4,763,906
Distributors - 0.0%(c)
Genuine Parts Co.	8,243	1,042,905
LKQ Corp.	15,783	638,738
Pool Corp.	531	159,613
		1,841,256
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	550,302	15,298,396
Verizon Communications, Inc.	320,816	14,103,071
		29,401,467
Electric Utilities - 1.8%
Alliant Energy Corp.	15,783	982,176
American Electric Power Co., Inc.	44,261	4,580,571
Constellation Energy Corp.	23,195	7,101,149
Duke Energy Corp.	65,473	7,707,482

The accompanying notes are an integral part of these financial statements.

48

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Electric Utilities - 1.8% (Continued)
Edison International	30,517	$1,698,271
Entergy Corp.	31,067	2,587,260
Evergy, Inc.	15,783	1,048,149
Eversource Energy	29,212	1,893,230
Exelon Corp.	86,972	3,811,113
FirstEnergy Corp.	43,029	1,804,636
NextEra Energy, Inc.	177,736	12,555,271
NRG Energy, Inc.	15,726	2,451,683
PG&E Corp.	185,220	3,126,514
Pinnacle West Capital Corp.	963	87,854
PPL Corp.	60,648	2,107,518
Southern Co.	94,602	8,514,180
Xcel Energy, Inc.	45,428	3,184,503
		65,241,560
Electrical Equipment - 0.9%
AMETEK, Inc.	15,783	2,821,053
Eaton Corp. PLC	30,605	9,799,721
Emerson Electric Co.	45,696	5,455,189
GE Vernova, Inc.	22,756	10,763,133
Generac Holdings, Inc.(a)	848	103,566
Hubbell, Inc.	737	287,120
Rockwell Automation, Inc.	7,887	2,488,743
		31,718,525
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	102,825	9,247,052
CDW Corp.	8,159	1,471,557
Corning, Inc.	65,400	3,243,186
Jabil, Inc.	8,064	1,354,833
Keysight Technologies, Inc.(a)	8,373	1,314,896
TE Connectivity PLC	23,157	3,706,741
Teledyne Technologies, Inc.(a)	649	323,760
Trimble, Inc.(a)	19,918	1,419,556
Zebra Technologies Corp. - Class A(a)	704	203,998
		22,285,579
Energy Equipment & Services - 0.2%
Baker Hughes Co.	87,171	3,229,686
Halliburton Co.	74,233	1,454,224
Schlumberger N.V.	124,504	4,114,857
		8,798,767
Entertainment - 1.7%
Electronic Arts, Inc.	15,784	2,269,423
Live Nation Entertainment, Inc.(a)	8,253	1,132,229
Netflix, Inc.(a)	31,542	38,078,449
Take-Two Interactive Software, Inc.(a)	8,372	1,894,416

The accompanying notes are an integral part of these financial statements.

49

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Entertainment - 1.7% (Continued)
TKO Group Holdings, Inc. - Class A	4,096	$646,390
Walt Disney Co.	137,217	15,511,010
Warner Bros. Discovery, Inc.(a)	192,590	1,920,122
		61,452,039
Financial Services - 4.7%
Apollo Global Management, Inc.	32,356	4,228,606
Berkshire Hathaway, Inc. - Class B(a)	137,485	69,286,941
Corpay, Inc.(a)	961	312,431
Fidelity National Information Services, Inc.	49,862	3,969,514
Fiserv, Inc.(a)	50,479	8,217,476
Global Payments, Inc.	20,575	1,555,676
Jack Henry & Associates, Inc.	961	174,104
Mastercard, Inc. - Class A	59,910	35,083,296
PayPal Holdings, Inc.(a)	94,372	6,632,464
Visa, Inc. - Class A	124,466	45,453,738
		174,914,246
Food Products - 0.6%
Archer-Daniels-Midland Co.	44,354	2,140,968
Bunge Global SA	8,316	649,895
Conagra Brands, Inc.	38,016	870,186
General Mills, Inc.	49,705	2,696,993
Hershey Co.	8,371	1,345,136
Hormel Foods Corp.	22,906	702,756
J.M. Smucker Co.	963	108,443
Kellanova	15,783	1,304,149
Kraft Heinz Co.	66,905	1,788,371
Lamb Weston Holdings, Inc.	8,302	463,086
McCormick & Co., Inc.	15,783	1,147,898
Mondelez International, Inc. - Class A	117,686	7,942,628
The Campbell’s Co.	8,374	285,051
Tyson Foods, Inc. - Class A	22,855	1,283,537
		22,729,097
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	8,364	1,293,744
Ground Transportation - 1.0%
CSX Corp.	170,389	5,382,588
J.B. Hunt Transport Services, Inc.	962	133,574
Norfolk Southern Corp.	15,738	3,889,175
Old Dominion Freight Line, Inc.	14,290	2,288,829
Uber Technologies, Inc.(a)	154,222	12,979,324
Union Pacific Corp.	51,743	11,469,353
		36,142,843

The accompanying notes are an integral part of these financial statements.

50

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	131,024	$17,502,186
Align Technology, Inc.(a)	961	173,883
Baxter International, Inc.	42,404	1,293,322
Becton Dickinson & Co.	22,921	3,955,935
Boston Scientific Corp.(a)	125,468	13,206,762
Cooper Cos., Inc.(a)	8,549	583,726
Dexcom, Inc.(a)	30,527	2,619,217
Edwards Lifesciences Corp.(a)	50,558	3,954,647
GE HealthCare Technologies, Inc.	30,604	2,158,806
Hologic, Inc.(a)	15,783	981,229
IDEXX Laboratories, Inc.(a)	1,148	589,337
Insulet Corp.(a)	961	312,354
Intuitive Surgical, Inc.(a)	29,246	16,153,736
Medtronic PLC	116,836	9,695,051
ResMed, Inc.	8,337	2,040,814
Solventum Corp.(a)	8,656	632,667
STERIS PLC	7,676	1,882,232
Stryker Corp.	27,446	10,501,937
Zimmer Biomet Holdings, Inc.	15,493	1,427,990
		89,665,831
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	15,783	2,437,527
Cencora, Inc.	8,372	2,438,261
Centene Corp.(a)	44,352	2,503,227
Cigna Group	22,958	7,269,421
CVS Health Corp.	110,374	7,068,351
DaVita, Inc.(a)	4	545
Elevance Health, Inc.	15,783	6,058,147
HCA Healthcare, Inc.	15,347	5,853,192
Henry Schein, Inc.(a)	964	67,470
Humana, Inc.	7,997	1,864,341
Labcorp Holdings, Inc.	962	239,509
McKesson Corp.	8,143	5,858,970
Molina Healthcare, Inc.(a)	799	243,727
Quest Diagnostics, Inc.	963	166,926
UnitedHealth Group, Inc.	69,067	20,852,018
Universal Health Services, Inc. - Class B	837	159,323
		63,080,955
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. - Class A(a)	36,589	4,719,981
Booking Holdings, Inc.	2,241	12,367,922
Caesars Entertainment, Inc.(a)	15,571	418,549
Carnival Corp.(a)	87,132	2,023,205
Chipotle Mexican Grill, Inc.(a)	45,411	2,274,183
Darden Restaurants, Inc.	7,964	1,705,968

The accompanying notes are an integral part of these financial statements.

51

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Hotels, Restaurants & Leisure - 2.0% (Continued)
Domino’s Pizza, Inc.	482	$228,381
DoorDash, Inc. - Class A(a)	24,265	5,062,892
Expedia Group, Inc. - Class A	8,143	1,357,845
Hilton Worldwide Holdings, Inc.	20,524	5,098,983
Las Vegas Sands Corp.	23,196	954,747
Marriott International, Inc. - Class A	16,017	4,225,765
McDonald’s Corp.	52,783	16,565,945
MGM Resorts International(a)	21,874	692,312
Norwegian Cruise Line Holdings Ltd.(a)	35,484	626,293
Royal Caribbean Cruises Ltd.	15,783	4,055,758
Starbucks Corp.	96,851	8,130,641
Wynn Resorts Ltd.	963	87,190
Yum! Brands, Inc.	22,785	3,279,673
		73,876,233
Household Durables - 0.2%
D.R. Horton, Inc.	23,070	2,723,644
Garmin Ltd.	8,372	1,699,265
Lennar Corp. - Class A	15,783	1,674,261
Mohawk Industries, Inc.(a)	4	402
NVR, Inc.(a)	41	291,753
PulteGroup, Inc.	15,586	1,527,896
		7,917,221
Household Products - 1.1%
Church & Dwight Co., Inc.	15,783	1,551,627
Clorox Co.	8,015	1,057,018
Colgate-Palmolive Co.	68,113	6,330,422
Kimberly-Clark Corp.	23,196	3,334,657
Procter & Gamble Co.	172,833	29,362,599
		41,636,323
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	57,268	577,834
Vistra Corp.	24,999	4,014,090
		4,591,924
Industrial Conglomerates - 0.5%
3M Co.	45,428	6,739,244
Honeywell International, Inc.	53,249	12,069,951
		18,809,195
Insurance - 2.3%
Aflac, Inc.	44,334	4,590,342
Allstate Corp.	15,783	3,312,378
American International Group, Inc.	59,273	5,016,867
Aon PLC - Class A	15,380	5,722,590
Arch Capital Group Ltd.	30,372	2,886,555
Arthur J Gallagher & Co.	15,589	5,416,242

The accompanying notes are an integral part of these financial statements.

52

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Insurance - 2.3% (Continued)
Assurant, Inc.	723	$146,755
Brown & Brown, Inc.	15,783	1,781,901
Chubb Ltd.	30,606	9,096,103
Cincinnati Financial Corp.	8,372	1,262,665
Erie Indemnity Co. - Class A	1,100	394,361
Everest Group Ltd.	598	207,620
Globe Life, Inc.	962	117,239
Hartford Insurance Group, Inc.	23,072	2,995,668
Loews Corp.	8,374	747,714
Marsh & McLennan Cos., Inc.	38,328	8,955,720
MetLife, Inc.	51,877	4,076,495
Principal Financial Group, Inc.	15,645	1,218,589
Progressive Corp.	49,773	14,181,821
Prudential Financial, Inc.	29,400	3,054,366
Travelers Cos., Inc.	15,763	4,345,859
W.R. Berkley Corp.	23,130	1,727,580
Willis Towers Watson PLC	7,730	2,446,932
		83,702,362
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	429,178	73,707,030
Alphabet, Inc. - Class C	347,875	60,130,194
Match Group, Inc.	21,848	654,129
Meta Platforms, Inc. - Class A	161,450	104,537,260
		239,028,613
IT Services - 1.1%
Accenture PLC - Class A	52,019	16,480,660
Akamai Technologies, Inc.(a)	8,372	635,686
Cognizant Technology Solutions Corp. - Class A	42,313	3,426,930
EPAM Systems, Inc.(a)	795	138,719
Gartner, Inc.(a)	961	419,400
GoDaddy, Inc. - Class A(a)	9,241	1,683,248
International Business Machines Corp.	68,799	17,823,069
VeriSign, Inc.	962	262,116
		40,869,828
Leisure Products - 0.0%(c)
Hasbro, Inc.	8,107	540,818
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	22,950	2,568,564
Bio-Techne Corp.	8,372	405,205
Charles River Laboratories International, Inc.(a)	705	95,619
Danaher Corp.	53,231	10,108,567
IQVIA Holdings, Inc.(a)	15,132	2,123,473
Mettler-Toledo International, Inc.(a)	300	346,656
Revvity, Inc.	964	87,165

The accompanying notes are an integral part of these financial statements.

53

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Life Sciences Tools & Services - 0.8% (Continued)
Thermo Fisher Scientific, Inc.	30,564	$12,311,790
Waters Corp.(a)	816	284,980
West Pharmaceutical Services, Inc.	961	202,627
		28,534,646
Machinery - 1.5%
Caterpillar, Inc.	34,333	11,948,914
Cummins, Inc.	8,262	2,656,068
Deere & Co.	21,814	11,043,556
Dover Corp.	8,238	1,464,304
Fortive Corp.	29,237	2,052,145
IDEX Corp.	961	173,854
Illinois Tool Works, Inc.	22,698	5,562,826
Ingersoll Rand, Inc.	30,606	2,498,674
Nordson Corp.	748	158,569
Otis Worldwide Corp.	30,606	2,918,282
PACCAR, Inc.	44,218	4,149,859
Parker-Hannifin Corp.	8,078	5,369,447
Pentair PLC	8,372	830,335
Snap-on, Inc.	728	233,506
Stanley Black & Decker, Inc.	8,372	547,780
Westinghouse Air Brake Technologies Corp.	8,373	1,694,025
Xylem, Inc.	15,934	2,008,321
		55,310,465
Media - 0.5%
Charter Communications, Inc. - Class A(a)	7,698	3,050,486
Comcast Corp. - Class A	295,137	10,202,886
Fox Corp. - Class A	16,024	880,359
Fox Corp. - Class B	8,126	408,575
Interpublic Group of Cos., Inc.	30,510	731,020
News Corp. - Class A	30,463	860,275
News Corp. - Class B	964	31,542
Omnicom Group, Inc.	8,374	614,986
Paramount Global - Class B	38,236	462,656
		17,242,785
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	124,545	4,792,492
Newmont Corp.	97,046	5,116,265
Nucor Corp.	16,001	1,749,869
Steel Dynamics, Inc.	8,379	1,031,204
		12,689,830
Multi-Utilities - 0.7%
Ameren Corp.	15,784	1,529,154
CenterPoint Energy, Inc.	52,038	1,937,895
CMS Energy Corp.	22,947	1,611,568

The accompanying notes are an integral part of these financial statements.

54

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Multi-Utilities - 0.7% (Continued)
Consolidated Edison, Inc.	28,065	$2,932,512
Dominion Energy, Inc.	72,220	4,092,708
DTE Energy Co.	15,468	2,113,702
NiSource, Inc.	30,606	1,210,161
Public Service Enterprise Group, Inc.	42,273	3,425,381
Sempra	52,036	4,089,509
WEC Energy Group, Inc.	23,195	2,492,071
		25,434,661
Oil, Gas & Consumable Fuels - 3.0%
APA Corp.	23,166	394,054
Chevron Corp.	134,448	18,379,042
ConocoPhillips	115,755	9,879,689
Coterra Energy, Inc.	64,693	1,572,687
Devon Energy Corp.	53,000	1,603,780
Diamondback Energy, Inc.	8,373	1,126,587
EOG Resources, Inc.	49,825	5,409,500
EQT Corp.	30,603	1,687,143
Expand Energy Corp.	16,619	1,929,964
Exxon Mobil Corp.	335,292	34,300,372
Hess Corp.	22,758	3,008,380
Kinder Morgan, Inc.	169,343	4,748,378
Marathon Petroleum Corp.	30,466	4,897,105
Occidental Petroleum Corp.	53,266	2,172,188
ONEOK, Inc.	49,785	4,024,619
Phillips 66	36,760	4,171,525
Targa Resources Corp.	15,695	2,478,711
Texas Pacific Land Corp.	929	1,034,934
Valero Energy Corp.	27,993	3,610,257
Williams Cos., Inc.	104,294	6,310,830
		112,739,745
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	53,002	2,564,767
Southwest Airlines Co.	50,410	1,682,686
United Airlines Holdings, Inc.(a)	23,432	1,861,555
		6,109,008
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	15,783	1,056,514
Kenvue, Inc.	147,959	3,531,781
		4,588,295
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	177,501	8,569,748
Eli Lilly & Co.	58,103	42,860,840
Johnson & Johnson	177,189	27,501,505
Merck & Co., Inc.	191,525	14,716,781

The accompanying notes are an integral part of these financial statements.

55

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Pharmaceuticals - 3.0% (Continued)
Pfizer, Inc.	417,426	$9,805,337
Viatris, Inc.	102,899	904,482
Zoetis, Inc.	37,894	6,390,065
		110,748,758
Professional Services - 0.6%
Amentum Holdings, Inc.(a)	462	9,536
Automatic Data Processing, Inc.	30,896	10,057,575
Broadridge Financial Solutions, Inc.	7,932	1,926,127
Dayforce, Inc.(a)	8,372	494,618
Equifax, Inc.	8,007	2,115,369
Jacobs Solutions, Inc.	8,047	1,016,336
Leidos Holdings, Inc.	8,207	1,218,904
Paychex, Inc.	23,196	3,662,880
Paycom Software, Inc.	674	174,627
Verisk Analytics, Inc.	8,305	2,608,933
		23,284,905
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	23,106	2,888,712
CoStar Group, Inc.(a)	30,606	2,251,377
		5,140,089
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices, Inc.(a)	122,192	13,530,320
Analog Devices, Inc.	42,261	9,043,009
Applied Materials, Inc.	72,177	11,313,745
Broadcom, Inc.	342,952	83,018,391
Enphase Energy, Inc.(a)	8,187	338,860
First Solar, Inc.(a)	7,784	1,230,495
Intel Corp.	377,313	7,376,469
KLA Corp.	8,181	6,192,035
Lam Research Corp.	84,744	6,846,468
Microchip Technology, Inc.	44,484	2,581,852
Micron Technology, Inc.	94,655	8,941,111
Monolithic Power Systems, Inc.	657	434,868
NVIDIA Corp.	1,802,953	243,633,039
NXP Semiconductors NV	20,533	3,924,472
ON Semiconductor Corp.(a)	35,526	1,492,803
QUALCOMM, Inc.	81,356	11,812,891
Skyworks Solutions, Inc.	8,372	577,919
Teradyne, Inc.	8,372	658,039
Texas Instruments, Inc.	75,505	13,806,089
		426,752,875
Software - 11.1%
Adobe, Inc.(a)	32,013	13,288,276
ANSYS, Inc.(a)	6,544	2,164,886

The accompanying notes are an integral part of these financial statements.

56

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Software - 11.1% (Continued)
Autodesk, Inc.(a)	15,563	$4,608,516
Cadence Design Systems, Inc.(a)	21,878	6,280,517
Crowdstrike Holdings, Inc. - Class A(a)	16,049	7,565,017
Fair Isaac Corp.(a)	341	588,661
Fortinet, Inc.(a)	52,841	5,378,157
Gen Digital, Inc.	45,616	1,299,144
Intuit, Inc.	22,800	17,179,116
Microsoft Corp.	547,984	252,269,914
Oracle Corp.	121,912	20,180,093
Palantir Technologies, Inc. - Class A(a)	159,152	20,973,051
Palo Alto Networks, Inc.(a)	46,454	8,938,679
PTC, Inc.(a)	7,946	1,337,471
Roper Technologies, Inc.	7,779	4,436,130
Salesforce, Inc.	71,286	18,917,166
ServiceNow, Inc.(a)	15,443	15,614,263
Synopsys, Inc.(a)	8,372	3,884,441
Tyler Technologies, Inc.(a)	580	334,654
Workday, Inc. - Class A(a)	15,250	3,777,577
		409,015,729
Specialty Retail - 1.9%
AutoZone, Inc.(a)	1,137	4,244,466
Best Buy Co., Inc.	8,374	555,029
CarMax, Inc.(a)	8,373	539,723
Home Depot, Inc.	77,024	28,367,169
Lowe’s Cos., Inc.	45,801	10,338,660
O’Reilly Automotive, Inc.(a)	3,897	5,329,147
Ross Stores, Inc.	23,196	3,249,528
TJX Cos., Inc.	96,940	12,301,686
Tractor Supply Co.	38,944	1,884,890
Ulta Beauty, Inc.(a)	678	319,650
Williams-Sonoma, Inc.	8,634	1,396,636
		68,526,584
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,106,690	222,278,686
Dell Technologies, Inc. - Class C	19,899	2,214,162
Hewlett Packard Enterprise Co.	110,309	1,906,139
HP, Inc.	74,104	1,845,190
NetApp, Inc.	15,494	1,536,385
Sandisk Corp.(a)	0(d)	0
Seagate Technology Holdings PLC	8,374	987,630
Super Micro Computer, Inc.(a)	16,979	679,500
Western Digital Corp.(a)	23,381	1,205,290
		232,652,982

The accompanying notes are an integral part of these financial statements.

57

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 98.1% (Continued)
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.(a)	2,988	$315,294
Lululemon Athletica, Inc.(a)	7,892	2,499,160
NIKE, Inc. - Class B	103,107	6,247,253
Ralph Lauren Corp. - Class A	3	830
Tapestry, Inc.	15,771	1,238,812
		10,301,349
Tobacco - 0.8%
Altria Group, Inc.	154,402	9,358,305
Philip Morris International, Inc.	118,072	21,322,623
		30,680,928
Trading Companies & Distributors - 0.2%
Fastenal Co.	91,458	3,780,874
United Rentals, Inc.	4,440	3,145,207
W.W. Grainger, Inc.	608	661,236
		7,587,317
Water Utilities - 0.0%(c)
American Water Works Co., Inc.	8,373	1,197,088
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	42,503	10,294,227
TOTAL COMMON STOCKS (Cost $3,287,999,355)		3,626,951,307
REAL ESTATE INVESTMENT TRUSTS - 1.9%(b)
Alexandria Real Estate Equities, Inc.	8,372	587,631
American Tower Corp.	37,954	8,146,826
AvalonBay Communities, Inc.	8,261	1,708,127
BXP, Inc.	8,293	558,368
Camden Property Trust	963	113,143
Crown Castle, Inc.	35,579	3,570,353
Digital Realty Trust, Inc.	23,083	3,959,196
Equinix, Inc.	7,594	6,749,699
Equity Residential	28,059	1,968,058
Essex Property Trust, Inc.	884	250,968
Extra Space Storage, Inc.	15,528	2,347,057
Federal Realty Investment Trust	961	91,756
Healthpeak Properties, Inc.	45,382	790,101
Host Hotels & Resorts, Inc.	59,302	918,588
Invitation Homes, Inc.	45,750	1,541,775
Iron Mountain, Inc.	22,931	2,263,519
Kimco Realty Corp.	51,859	1,102,522
Mid-America Apartment Communities, Inc.	7,914	1,239,728
Prologis, Inc.	79,653	8,650,316
Public Storage	8,372	2,582,008

The accompanying notes are an integral part of these financial statements.

58

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.9% (Continued)
Realty Income Corp.	52,038	$2,946,391
Regency Centers Corp.	8,372	604,040
SBA Communications Corp.	7,789	1,806,191
Simon Property Group, Inc.	23,195	3,782,409
UDR, Inc.	23,083	956,329
Ventas, Inc.	30,606	1,967,354
VICI Properties, Inc.	87,960	2,789,212
Welltower, Inc.	45,473	7,015,574
Weyerhaeuser Co.	60,405	1,565,093
		72,572,332
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $69,665,589)		72,572,332
CONTINGENT VALUE RIGHTS - 0.0%
Abiomed, Inc., Exercise Price $0.00(e)	2	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.23%(f)	16,867,836	16,867,836
TOTAL SHORT-TERM INVESTMENTS (Cost $16,867,836)		16,867,836
TOTAL INVESTMENTS - 100.5% (Cost $3,374,532,780)		$3,716,391,475
Liabilities in Excess of Other Assets - (0.5)%		(19,532,406)
TOTAL NET ASSETS - 100.0%		$3,696,859,069

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $3,699,523,639.
(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

59

NEOS S&P 500® High Income ETF
Schedule of Written Options
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
S&P 500 Index(a)(b)
Expiration: 07/18/2025; Exercise Price: $6,015	$(1,294,068,941)	(2,189)	$(19,438,320)
Expiration: 07/18/2025; Exercise Price: $6,090	(1,294,068,941)	(2,189)	(12,466,355)
Total Call Options			(31,904,675)
TOTAL WRITTEN OPTIONS (Premiums received $34,935,618)			$(31,904,675)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

60

Statements of Assets and Liabilities
May 31, 2025

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF(b)
ASSETS:
Investments, at value	$255,912,744	$504,601,090	$2,705,006	$86,853,267	$140,004,935
Interest receivable	15,214	45,425	37,133	3,640	16,383
Receivable for fund shares sold	1,180,977	—	—	—	—
Receivable for investments sold	3,372,549	—	—	—	—
Total assets	260,481,484	504,646,515	2,742,139	86,856,907	140,021,318
LIABILITIES:
Written option contracts, at value	8,440,650	309,383	1,875	90,000	146,250
Payable to adviser	174,937	159,870	1,353	39,649	73,727
Payable for investments purchased	5,444,823	—	—	—	—
Total liabilities	14,060,410	469,253	3,228	129,649	219,977
NET ASSETS	$ 246,421,074	$504,177,262	$2,738,911	$86,727,258	$139,801,341
Net Assets Consists of:
Paid-in capital	$226,708,508	$504,123,395	$2,894,448	$87,677,005	$145,647,130
Total distributable earnings/ (accumulated losses)	19,712,566	53,867	(155,537)	(949,747)	(5,845,789)
Total net assets	$ 246,421,074	$504,177,262	$2,738,911	$86,727,258	$139,801,341
Net assets	$246,421,074	$504,177,262	$2,738,911	$86,727,258	$139,801,341
Shares issued and outstanding(a)	4,180,000	10,140,000	60,000	1,860,000	2,803,997
Net asset value per share	$58.95	$49.72	$45.65	$46.63	$49.86
Cost:
Investments, at cost	$244,822,385	$504,590,465	$2,860,182	$87,766,922	$138,760,907
Proceeds:
Written options premium received	$17,062,857	$414,771	$2,557	$122,752	$199,472

(a)	Unlimited shares authorized without par value.
(b)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations.

The accompanying notes are an integral part of these financial statements.

61

Statements of Assets and Liabilities
May 31, 2025(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF(b)	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF
ASSETS:
Investments, at value	$317,000,801	$1,815,960,511	$48,532,671	$178,191,557	$2,078,580
Dividends receivable	178,706	915,967	26,796	—	1,408
Interest receivable	10,903	78,045	2,464	7,530	82
Receivable for investments sold	15,039,480	39,161,488	459,361	4,881,096	38,424
Receivable for fund shares sold	—	22,650,975	—	—	—
Dividend tax reclaims receivable	—	—	—	—	9
Total assets	332,229,890	1,878,766,986	49,021,292	183,080,183	2,118,503
LIABILITIES:
Written option contracts, at value	5,868,010	19,606,730	463,014	2,035,040	17,845
Payable to adviser	174,470	883,014	24,909	84,757	771
Payable for investments purchased	20,257,341	79,942,131	220,945	3,313,337	61,384
Total liabilities	26,299,821	100,431,875	708,868	5,433,134	80,000
NET ASSETS	$305,930,069	$1,778,335,111	$48,312,424	$177,647,049	$2,038,503
Net Assets Consists of:
Paid-in capital	$408,205,734	$1,681,690,569	$48,293,837	$189,822,035	$2,009,429
Total distributable earnings/ (accumulated losses)	(102,275,665)	96,644,542	18,587	(12,174,986)	29,074
Total net assets	$305,930,069	$1,778,335,111	$48,312,424	$177,647,049	$2,038,503
Net assets	$305,930,069	$1,778,335,111	$48,312,424	$177,647,049	$2,038,503
Shares issued and outstanding(a)	5,994,981	35,340,000	970,000	4,030,000	40,000
Net asset value per share	$51.03	$50.32	$49.81	$44.08	$50.96
Cost:
Investments, at cost	$223,355,535	$1,704,996,975	$48,482,132	$189,566,370	$2,041,297
Proceeds:
Written options premium received	$5,968,470	$20,671,283	$459,362	$2,183,585	$19,130

(a)	Unlimited shares authorized without par value.
(b)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

The accompanying notes are an integral part of these financial statements.

62

Statements of Assets and Liabilities
May 31, 2025(Continued)

NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$3,716,391,475
Dividends receivable	3,937,357
Interest receivable	119,088
Receivable for investments sold	103,310,712
Dividend tax reclaims receivable	10,174
Total assets	3,823,768,806
LIABILITIES:
Written option contracts, at value	31,904,675
Payable to adviser	1,985,107
Payable for investments purchased	93,019,955
Total liabilities	126,909,737
NET ASSETS	$ 3,696,859,069
Net Assets Consists of:
Paid-in capital	$3,433,365,740
Total accumulated losses	263,493,329
Total net assets	$ 3,696,859,069
Net assets	$3,696,859,069
Shares issued and outstanding(a)	75,340,000
Net asset value per share	$49.07
Cost:
Investments, at cost	$3,374,532,780
Proceeds:
Written options premium received	$34,935,618

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

63

STATEMENTS OF OPERATIONS
For the Year or Periods Ended May 31, 2025

	NEOS Bitcoin High Income ETF (Consolidated)(a)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF(b)	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF for the Period 9/1/24 to 5/31/25(c)	NEOS Enhanced Income Credit Select ETF for the Year Ended August 31, 2024(c)
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$1,831,888	$5,933,188	$9,135,253
Interest income	1,867,475	23,544,747	39,383	13,296	1,019,562	—
Total investment income	1,867,475	23,544,747	39,383	1,845,184	6,952,750	9,135,253
EXPENSES:
Investment advisory fee	530,609	1,890,743	4,839	293,158	662,877	850,347
Distribution fees	—	—	—	—	203	9,853
Fund administration and accounting fees	—	—	—	—	14,947	190,432
Transfer agent fees	—	—	—	—	1,500	27,967
Custodian fees	—	—	—	—	790	15,718
Legal fees	—	—	—	—	7,455	55,988
Audit and tax services fees	—	—	—	—	19,400	19,400
Shareholder reporting fees	—	—	—	—	3,916	26,169
Trustees’ fees	—	—	—	—	5,026	24,803
Registration and filing fees	—	—	—	—	7,780	47,396
Insurance expense	—	—	—	—	—	22,209
Other expenses	—	—	—	—	31,788	23,534
Total expenses	530,609	1,890,743	4,839	293,158	755,682	1,313,816
Expense waiver and/or reimbursement by Adviser	—	—	—	(15,091)	(59,991)	(25,362)
Net expenses	530,609	1,890,743	4,839	278,067	695,691	1,288,454
NET INVESTMENT INCOME	1,336,866	21,654,004	34,544	1,567,117	6,257,059	7,846,799
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,497,201)	(9,850,226)	(23,372)	(1,501,847)	(5,116,743)	698,750
In-kind redemptions	—	1,178	—	16,036	44,889	—
Written option contracts expired or closed	2,792,097	14,058,761	23,600	1,800,018	3,189,903	—
Net realized gain (loss)	1,294,896	4,209,713	228	314,207	(1,881,951)	698,750
Net change in unrealized appreciation (depreciation) on:
Investments	11,090,359	(52,560)	(155,176)	(756,513)	(2,071,109)	2,633,773
Written option contracts	8,622,207	(30,022)	682	27,737	53,222	—
Net change in unrealized appreciation (depreciation)	19,712,566	(82,582)	(154,494)	(728,776)	(2,017,887)	2,633,773
Net realized and unrealized gain (loss)	21,007,462	4,127,131	(154,266)	(414,569)	(3,899,838)	3,332,523
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 22,344,328	$25,781,135	$(119,722)	$1,152,548	$2,357,221	$11,179,322

(a)	Inception date of the Fund was October 17, 2024.
(b)	Inception Date of the Fund was December 11, 2024.
(c)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. The Fund had a change in fiscal year end from August 31 to May 31 as a result of the reorganization.

The accompanying notes are an integral part of these financial statements.

64

STATEMENTS OF OPERATIONS
For the Year or Periods Ended May 31, 2025(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF for the Period 9/1/24 to 5/31/25(a)	NEOS Nasdaq-100® Hedged Equity Income ETF for the Year Ended August 31, 2024(a)	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF(b)	NEOS Russell 2000® High Income ETF(c)	NEOS S&P 500® Hedged Equity Income ETF(d)
INVESTMENT INCOME:
Dividend income	$1,883,808	$3,442,321	$5,951,524	$250,212	$1,168,976	$2,404
Dividend withholding taxes	(3,918)	(7,392)	(10,749)	—	—	—
Interest income	133,358	131,713	428,509	5,687	49,448	131
Total investment income	2,013,248	3,566,642	6,369,284	255,899	1,218,424	2,535
EXPENSES:
Investment advisory fee	1,621,505	2,663,018	4,980,272	63,298	670,959	1,250
Total expenses	1,621,505	2,663,018	4,980,272	63,298	670,959	1,250
Expense waiver and/or reimbursement by Adviser	—	—	—	—	(98,675)	—
Net expenses	1,621,505	2,663,018	4,980,272	63,298	572,284	1,250
NET INVESTMENT INCOME	391,743	903,624	1,389,012	192,601	646,140	1,285
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(21,863,444)	(9,685,828)	(9,575,737)	7,416	(798,850)	(7,859)
In-kind redemptions	28,922,130	42,658,949	4,890,043	—	660,572	—
Written option contracts expired or closed	11,043,165	2,346,047	(3,616,721)	533,404	3,588,159	(1,635)
Net realized gain (loss)	18,101,851	35,319,168	(8,302,415)	540,820	3,449,881	(9,494)
Net change in unrealized appreciation (depreciation) on:
Investments	10,459,467	47,041,244	105,869,653	50,539	(11,374,813)	37,283
Written option contracts	(1,540,969)	10,038,013	1,107,238	(3,652)	148,545	1,285
Net change in unrealized appreciation (depreciation)	8,918,498	57,079,257	106,976,891	46,887	(11,226,268)	38,568
Net realized and unrealized gain (loss)	27,020,349	92,398,425	98,674,476	587,707	(7,776,387)	29,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,412,092	$93,302,049	$100,063,488	$780,308	$(7,130,247)	$30,359

(a)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 8, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 8, 2024, reflects that of the Predecessor Fund. The Fund had a change in fiscal year end from August 31 to May 31 as a result of the reorganization.

(b)	The Fund commenced investment operations on January 15, 2025.
(c)	The Fund commenced investment operations on June 25, 2024.
(d)	The Fund commenced investment operations on April 3, 2025.
The accompanying notes are an integral part of these financial statements.

65

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2025 (Continued)

NEOS S&P 500® High Income ETF
INVESTMENT INCOME:
Dividend income	$33,065,583
Dividend withholding taxes	(7,985)
Interest income	999,934
Total investment income	34,057,532
EXPENSES:
Investment advisory fee	16,361,817
Total expenses	16,361,817
NET INVESTMENT INCOME	17,695,715
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,032,934)
In-kind redemptions	18,100,462
Written option contracts expired or closed	(10,875,989)
Net realized gain (loss)	(8,808,461)
Net change in unrealized appreciation (depreciation) on:
Investments	214,414,457
Written option contracts	4,233,951
Net change in unrealized appreciation (depreciation)	218,648,408
Net realized and unrealized gain (loss)	209,839,947
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 227,535,662

The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF		NEOS Enhanced Income 20+ Year Treasury Bond ETF
	Period Ended May 31, 2025(a)	Year Ended May 31,		Period Ended May 31, 2025(b)
		2025	2024
OPERATIONS:
Net investment income (loss)	$1,336,866	$21,654,004	$12,030,939	$34,544
Net realized gain (loss)	1,294,896	4,209,713	1,461,102	228
Net change in unrealized appreciation (depreciation)	19,712,566	(82,582)	192,721	(154,494)
Net increase (decrease) in net assets from operations	22,344,328	25,781,135	13,684,762	(119,722)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,638,033)	(25,846,983)	(13,553,733)	(35,815)
From return of capital	(15,661,431)	(1,124,971)	(1,282,823)	(19,685)
Total distributions to shareholders	(18,299,464)	(26,971,954)	(14,836,556)	(55,500)
CAPITAL TRANSACTIONS:
Subscriptions	242,376,210	297,304,052	413,865,914	2,914,133
Redemptions	—	(233,709,666)	(71,049,803)	—
Net increase (decrease) in net assets from capital transactions	242,376,210	63,594,386	342,816,111	2,914,133
NET INCREASE (DECREASE) IN NET ASSETS	246,421,074	62,403,567	341,664,317	2,738,911
NET ASSETS:
Beginning of the period	—	441,773,695	100,109,378	—
End of the period	$ 246,421,074	$504,177,262	$441,773,695	$2,738,911
SHARES TRANSACTIONS
Subscriptions	4,180,000	5,970,000	8,290,000	60,000
Redemptions	—	(4,700,000)	(1,420,000)	—
Total increase (decrease) in shares outstanding	4,180,000	1,270,000	6,870,000	60,000

(a)	Inception date of the Fund was October 17, 2024.
(b)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets(Continued)

	NEOS Enhanced Income Aggregate Bond ETF		NEOS Enhanced Income Credit Select ETF
	Year Ended May 31,		For the Period September 1, 2024 to May 31, 2025(b)	Year Ended August 31, 2024(a)	For the Year Ended August 31, 2023(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$1,567,117	$156,080	$6,257,059	$7,846,799	$5,885,356
Net realized gain (loss)	314,207	40,998	(1,881,951)	698,750	(4,763,907)
Long-term capital gains distributions from regulated investment companies	—	—	—	—	35,535
Net change in unrealized appreciation (depreciation)	(728,776)	(124,902)	(2,017,887)	2,633,773	1,323,614
Net increase (decrease) in net assets from operations	1,152,548	72,176	2,357,221	11,179,322	2,480,598
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,928,433)	(202,156)	(7,707,273)	(7,732,892)	(4,828,986)
From return of capital	(1,049,960)	(112,364)	(2,214,922)	—	—
Total distributions to shareholders	(2,978,393)	(314,520)	(9,922,195)	(7,732,892)	(4,828,986)
CAPITAL TRANSACTIONS:
Subscriptions	77,841,467	9,497,973	21,845,064	30,388,976	46,435,975
Reinvestments	—	—	1,911,324(b)	7,516,864	4,691,486
Redemptions	(476,916)	—	(12,502,137)	(44,739,313)	(42,648,776)
Net increase (decrease) in net assets from capital transactions	77,364,551	9,497,973	11,254,251	(6,833,473)	8,478,685
NET INCREASE (DECREASE) IN NET ASSETS	75,538,706	9,255,629	3,689,277	(3,387,043)	6,130,297
NET ASSETS:
Beginning of the period	11,188,552	1,932,923	136,112,064	139,499,107	133,368,810
End of the period	$ 86,727,258	$11,188,552	$139,801,341	$136,112,064	$139,499,107
SHARES TRANSACTIONS
Subscriptions	1,630,000	200,000	412,000(c)	573,020(c)	863,345(c)
Shares exchanged	—	—	—	72,779(c)	—(c)
Reinvestments	—	—	36,441(c)	142,815(c)	84,602(c)
Redemptions	(10,000)	—	(231,221)(c)	(797,592)(c)	(543,795)(c)
Total increase (decrease) in shares outstanding	1,620,000	200,000	217,220(c)	(8,978)(c)	404,152(c)

(a)	The Predecessor Fund’s (WSTCM Credit Select Risk-Managed Fund) fiscal year end was August 31, 2024 prior to the reorganization as described further below in footnote (b).
(b)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. Prior to September 27, 2024, the Predecessor Fund operated as a traditional open-end mutual fund (see Note 12).

(c)	As described in Note 6, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
The accompanying notes are an integral part of these financial statements.

68

Statements of Changes in Net Assets(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF			NEOS Nasdaq-100® High Income ETF
	Period Ended September 1, 2024 to May 31, 2025(c)	Year Ended August 31, 2024(b)	Year Ended August 31, 2023(b)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$391,743	$903,624	$1,151,506	$1,389,012	$78,064
Net realized gain (loss)	18,101,851	35,319,168	(24,363,637)	(8,302,415)	(521,125)
Net change in unrealized appreciation (depreciation)	8,918,498	57,079,257	78,624,622	106,976,891	5,051,198
Net increase (decrease) in net assets from operations	27,412,092	93,302,049	55,412,491	100,063,488	4,608,137
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(391,743)	(903,624)	(1,151,506)	(3,141,848)	(78,064)
From return of capital	(20,264,190)	(29,598,677)	(35,606,621)	(110,249,033)	(4,355,312)
Total distributions to shareholders	(20,655,933)	(30,502,301)	(36,758,127)	(113,390,881)	(4,433,376)
CAPITAL TRANSACTIONS:
Subscriptions	3,095,511	6,433,500	—	1,602,338,104	215,642,525
Redemptions	(37,883,364)	(161,498,005)	(174,067,805)	(26,492,888)	—
ETF transaction fees (See Note 7)	—	—	—	1	1
Net increase (decrease) in net assets from capital transactions	(34,787,853)	(155,064,505)	(174,067,805)	1,575,845,217	215,642,526
NET INCREASE (DECREASE) IN NET ASSETS	(28,031,694)	(92,264,757)	(155,413,441)	1,562,517,824	215,817,287
NET ASSETS:
Beginning of the period	333,961,763	426,226,520	581,639,961	215,817,287	—
End of the period	$ 305,930,069	$333,961,763	$426,226,520	$1,778,335,111	$215,817,287
SHARES TRANSACTIONS
Subscriptions	60,000(d)	125,000(d)	—	31,610,000	4,280,000
Redemptions	(740,019)(d)	(3,475,000)(d)	(4,450,000)(d)	(550,000)	—
Total increase (decrease) in shares outstanding	(680,019)(d)	(3,350,000)(d)	(4,450,000)(d)	31,060,000	4,280,000

(a)	Inception date of the Fund was January 30, 2024.
(b)	The Predecessor Fund’s (Nationwide Nasdaq-100 Risk-Managed Income ETF) fiscal year end was August 31, 2024 prior to the reorganization as described below in footnote (c).
(c)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

(d)	As described in Note 6, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
The accompanying notes are an integral part of these financial statements.

69

Statements of Changes in Net Assets(Continued)

	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF
	Period Ended May 31, 2025(a)	Period Ended May 31, 2025(b)	Period Ended May 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$192,601	$646,140	$1,285
Net realized gain (loss)	540,820	3,449,881	(9,494)
Net change in unrealized appreciation (depreciation)	46,887	(11,226,268)	38,568
Net increase (decrease) in net assets from operations	780,308	(7,130,247)	30,359
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(761,721)	(4,386,442)	(1,285)
From return of capital	(483,942)	(11,086,145)	(17,205)
Total distributions to shareholders	(1,245,663)	(15,472,587)	(18,490)
CAPITAL TRANSACTIONS:
Subscriptions	48,777,779	213,767,286	2,026,634
Redemptions	—	(13,517,403)	—
Net increase (decrease) in net assets from capital transactions	48,777,779	200,249,883	2,026,634
NET INCREASE (DECREASE) IN NET ASSETS	48,312,424	177,647,049	2,038,503
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 48,312,424	$177,647,049	$2,038,503
SHARES TRANSACTIONS
Subscriptions	970,000	4,330,000	40,000
Redemptions	—	(300,000)	—
Total increase (decrease) in shares outstanding	970,000	4,030,000	40,000

(a)	Inception date of the Fund was January 15, 2025.
(b)	Inception date of the Fund was June 25, 2024.
(c)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

70

Statements of Changes in Net Assets(Continued)

	NEOS S&P 500® High Income ETF
	Year Ended May 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$17,695,715	$5,121,107
Net realized gain (loss)	(8,808,461)	(47,359,820)
Net change in unrealized appreciation (depreciation)	218,648,408	125,689,111
Net increase (decrease) in net assets from operations	227,535,662	83,450,398
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(17,695,715)	(9,548,376)
From return of capital	(285,789,094)	(62,890,517)
Total distributions to shareholders	(303,484,809)	(72,438,893)
CAPITAL TRANSACTIONS:
Subscriptions	2,471,211,730	1,362,850,824
Redemptions	(82,301,293)	(15,527,100)
Net increase (decrease) in net assets from capital transactions	2,388,910,437	1,347,323,724
NET INCREASE (DECREASE) IN NET ASSETS	2,312,961,290	1,358,335,229
NET ASSETS:
Beginning of the year	1,383,897,779	25,562,550
End of the year	$ 3,696,859,069	$1,383,897,779
SHARES TRANSACTIONS
Subscriptions	49,120,000	27,750,000
Redemptions	(1,740,000)	(320,000)
Total increase (decrease) in shares outstanding	47,380,000	27,430,000

The accompanying notes are an integral part of these financial statements.

71

NEOS Bitcoin High Income ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.86
Net realized and unrealized gain (loss) on investments(c)	19.19
Total from investment operations	20.05
LESS DISTRIBUTIONS FROM:
Net investment income	(4.26)
Net realized gains	(0.33)
Return of capital	(6.51)
Total distributions	(11.10)
Net asset value, end of period	$58.95
Total return(d)	43.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$246,421
Ratio of expenses to average net assets(e)(f)	0.98%
Ratio of net investment income (loss) to average net assets(e)(f)	2.47%
Portfolio turnover rate(d)(g)	1%

(a)	Inception date of the Fund was October 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses, if any, of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

NEOS Enhanced Income 1-3 Month T-Bill ETF
Financial Highlights

	Year Ended May 31,		Period Ended May 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.81	$50.05	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.17	2.49	1.73
Net realized and unrealized gain (loss) on investments(c)	0.44	0.34	0.32
Total from investment operations	2.61	2.83	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(2.17)	(2.61)	(1.31)
Net realized gains	(0.42)	(0.20)	(0.63)
Return of capital	(0.11)	(0.26)	(0.06)
Total distributions	(2.70)	(3.07)	(2.00)
Net asset value, end of period	$49.72	$49.81	$50.05
Total return(d)	5.39%	5.80%	4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$504,177	$441,774	$100,109
Ratio of expenses to average net assets(e)	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets(e)	4.35%	4.99%	4.58%
Portfolio turnover rate(d)(f)	0%	0%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.92
Net realized and unrealized gain (loss) on investments(c)	(3.79)
Total from investment operations	(2.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)
Net realized gains	(0.02)
Return of capital	(0.48)
Total distributions	(1.48)
Net asset value, end of period	$45.65
Total return(d)	−5.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,739
Ratio of expenses to average net assets(e)	0.58%
Ratio of net investment income (loss) to average net assets(e)	4.14%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Represents less than 0.05%
The accompanying notes are an integral part of these financial statements.

74

NEOS Enhanced Income Aggregate Bond ETF
Financial Highlights

	Year Ended May 31,		Period Ended May 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$46.62	$48.32	$49.77
INVESTMENT OPERATIONS:
Net investment income(b)	1.46	1.27	0.78
Net realized and unrealized gain (loss) on investments(c)	1.22	(0.47)	(0.40)
Total from investment operations	2.68	0.80	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.78)	(1.46)	(0.72)
Net realized gains	(0.21)	(0.24)	(0.73)
Return of capital	(0.68)	(0.80)	(0.38)
Total distributions	(2.67)	(2.50)	(1.83)
Net asset value, end of period	$46.63	$46.62	$48.32
TOTAL RETURN(d)	5.85%	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,727	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(e)(f)	0.58%	0.58%	0.58%
After expense waivers(e)(f)	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)(f)	3.10%	2.71%	2.14%
Portfolio turnover rate(d)(g)	1%	1%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

NEOS Enhanced Income Credit Select ETF
Financial Highlights

	Period September 1, 2024 to May 31, 2025(e)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:(f)
Net asset value, beginning of period	$52.60	$51.35	$52.25	$55.05	$52.95	$50.90
INVESTMENT OPERATIONS:
Net investment income(a)	2.33	2.85	2.25	0.65	1.60	1.55
Net realized and unrealized gain (loss) on investments(b)	(1.36)	1.30	(1.30)	(2.00)	1.80	2.65
Total from investment operations	0.97	4.15	0.95	(1.35)	3.40	4.20
LESS DISTRIBUTIONS FROM:
Net investment income	(2.91)	(2.90)	(1.85)	(1.45)	(1.30)	(2.15)
Return of capital	(0.80)	—	—	—	—	—
Total distributions	(3.71)	(2.90)	(1.85)	(1.45)	(1.30)	(2.15)
Net asset value, end of period	$49.86	$52.60	$51.35	$52.25	$55.05	$52.95
TOTAL RETURN(h)	1.89%	8.32%	1.86%	−2.49%	6.47%	8.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$139,801	$136,112	$133,238	$114,457	$62,659	$21,900
Ratio of expenses to average net assets:
Before expense waivers(c)	0.73%(g)	0.91%	0.89%	0.97%	1.05%	1.22%
After expense waivers(c)	0.68%(g)	0.90%	0.88%	0.97%	1.05%	1.15%
Ratio of net investment income (loss) to average net assets(c)	6.08%(g)	5.55%	4.31%	1.22%	2.99%	3.05%
Portfolio turnover rate(d)	348%(h)	293%	879%	837%	337%	589%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund’ Institutional Shares inclusive of expense limitations.

(f)	Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
(g)	Annualized.
(h)	Not annualized.
The accompanying notes are an integral part of these financial statements.

76

NEOS Nasdaq-100® Hedged Equity Income ETF
Financial Highlights

	Period Ended September 1, 2024 to May 31, 2025(g)	Year Ended August 31,				Period Ended August 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:(h)
Net asset value, beginning of period	$50.04	$42.52	$40.18	$57.22	$56.26	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10	0.10	0.04	0.04	0.10
Net realized and unrealized gain (loss) on investments(c)	4.26	11.04	5.34	(13.28)	5.18	9.22
Total from investment operations	4.32	11.14	5.44	(13.24)	5.22	9.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.12)	(0.10)	(0.04)	(0.04)	(0.08)
Return of capital	(3.27)	(3.50)	(3.00)	(3.76)	(4.22)	(2.98)
Total distributions	(3.33)	(3.62)	(3.10)	(3.80)	(4.26)	(3.06)
Net asset value, end of period	$51.03	$50.04	$42.52	$40.18	$57.22	$56.26
TOTAL RETURN(d)	8.84%	27.26%	14.42%	−24.09%	9.61%	19.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$305,930	$333,962	$426,227	$581,640	$582,300	$128,008
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.16%	0.23%	0.24%	0.10%	0.07%	0.25%
Portfolio turnover rate(d)(f)	18%	8%	34%	24%	10%	11%

(a)	Inception date of the Fund was December 20, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund. Prior to reorganization the Fund had an August 31 fiscal year end.

(h)	Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
The accompanying notes are an integral part of these financial statements.

77

NEOS Nasdaq-100® High Income ETF
Financial Highlights

	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.42	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.05
Net realized and unrealized gain (loss) on investments(c)	7.12	2.77
Total from investment operations	7.22	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	—
Net realized gains	(0.11)	(0.04)
Return of capital	(7.05)	(2.36)
Total distributions	(7.32)	(2.40)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$50.32	$50.42
TOTAL RETURN(e)	15.18%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,778,335	$215,817
Ratio of expenses to average net assets(f)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.19%	0.30%
Portfolio turnover rate(e)(g)	22%	3%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

NEOS Real Estate High Income ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.39
Net realized and unrealized gain (loss) on investments(c)	1.91
Total from investment operations	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)
Net realized gains	(0.63)
Return of capital	(0.97)
Total distributions	(2.49)
Net asset value, end of period	$49.81
TOTAL RETURN(d)	4.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,312
Ratio of expenses to average net assets(e)	0.68%
Ratio of net investment income (loss) to average net assets(e)	2.07%
Portfolio turnover rate(d)(f)	2%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

NEOS Russell 2000® High Income ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.29
Net realized and unrealized gain (loss) on investments(c)	0.90
Total from investment operations	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(2.44)
Net realized gains	(1.00)
Return of capital	(3.67)
Total distributions	(7.11)
Net asset value, end of period	$44.08
TOTAL RETURN(d)	2.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$177,647
Ratio of expenses to average net assets:
Before expense waivers(e)(f)	0.68%
After expense waivers(e)(f)	0.58%
Ratio of net investment income (loss) to average net assets(e)(f)	0.65%
Portfolio turnover rate(d)(g)	2%

(a)	Inception date of the Fund was June 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

NEOS S&P 500® Hedged Equity Income ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	1.49
Total from investment operations	1.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Net realized gains	0.00
Return of capital	(0.55)
Total distributions	(0.59)
Net asset value, end of period	$50.96
TOTAL RETURN(d)	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,039
Ratio of expenses to average net assets(e)	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.70%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Represents less than 0.05%.
The accompanying notes are an integral part of these financial statements.

81

NEOS S&P 500® High Income ETF
Financial Highlights

	Year Ended May 31,		Period Ended May 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.50	$48.23	$49.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.44	0.49
Net realized and unrealized gain (loss) on investments(c)	5.35	6.71	2.34
Total from investment operations	5.72	7.15	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.79)	(0.44)
Net realized gains	—	(0.32)	(1.40)
Return of capital	(5.79)	(4.77)	(2.43)
Total distributions	(6.15)	(5.88)	(4.27)
Net asset value, end of period	$49.07	$49.50	$48.23
TOTAL RETURN(d)	12.01%	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,696,859	$1,383,898	$25,563
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.74%	0.91%	1.37%
Portfolio turnover rate(d)(f)	2%	14%	21%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fourteen operational exchange-traded funds (“ETFs”), eleven of which are presented herein, NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF, (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The NEOS Bitcoin High Income ETF is the only non-diversified fund. If after 3 years it has operated as diversified, it will become diversified as are the other Funds of the Trust.
The investment objective of the NEOS Bitcoin High Income ETF is to seek to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Bitcoin. The investment objective of the NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Nasdaq-100® Hedged Equity Income ETF and NEOS Enhanced Income 20+ Year Treasury Bond ETF is to seek to generate monthly income in a tax efficient manner. The investment objective of the NEOS Enhanced Income Credit Select ETF is to seek total return from income and capital appreciation while providing a tax efficient monthly income. The investment objective of the NEOS Nasdaq-100® High Income ETF, NEOS Russell 2000® High Income ETF and NEOS S&P 500® High Income ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets. The investment objective of NEOS Real Estate High Income ETF is to seek to generate high monthly income with the potential for equity appreciation. The investment objective of NEOS S&P 500® Hedged Equity Income ETF is to seek high monthly income in a tax efficient manner with a measure of downside protection.
NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

83

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Options traded on an exchange are generally valued at the 4:00 p.m., Eastern Time bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 p.m. bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. Eastern Time bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2025, there was one security within the NEOS S&P 500® High Income ETF that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2025:
NEOS Bitcoin High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$58,709,202	$—	$—	$58,709,202
Purchased Options	—	22,915,200	—	22,915,200
Money Market Funds	3,336,310	—	—	3,336,310
U.S. Treasury Bills	—	170,952,032	—	170,952,032
Total Investments	$62,045,512	$193,867,232	$—	$255,912,744

84

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Written Options	$—	$(8,440,650)	$—	$(8,440,650)
Total Written Options	$—	$(8,440,650)	$—	$(8,440,650)

NEOS Enhanced Income 1-3 Month T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$120,878	$—	$120,878
Money Market Funds	5,036,727	—	—	5,036,727
U.S. Treasury Bills	—	499,443,485	—	499,443,485
Total Investments	$5,036,727	$499,564,363	$—	$504,601,090
Liabilities:
Written Options	$—	$(309,383)	$—	$(309,383)
Total Written Options	$—	$(309,383)	$—	$(309,383)

NEOS Enhanced Income 20+ Year Treasury Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bonds	$—	$2,681,672	$—	$2,681,672
Purchased Options	—	608	—	608
Money Market Funds	22,726	—	—	22,726
Total Investments	$22,726	$2,682,280	$—	$2,705,006
Liabilities:
Written Options	$—	$(1,875)	$—	$(1,875)
Total Written Options	$—	$(1,875)	$—	$(1,875)

NEOS Enhanced Income Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$85,843,755	$—	$—	$85,843,755
Purchased Options	—	29,160	—	29,160
Money Market Funds	980,352	—	—	980,352
Total Investments	$86,824,107	$29,160	$—	$86,853,267
Liabilities:
Written Options	$—	$(90,000)	$—	$(90,000)
Total Written Options	$—	$(90,000)	$—	$(90,000)

85

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
NEOS Enhanced Income Credit Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$132,805,997	$—	$—	$132,805,997
Purchased Options	—	47,385	—	47,385
Money Market Funds	4,395,876	—	—	4,395,876
U.S. Treasury Bills	—	2,755,677	—	2,755,677
Total Investments	$137,201,873	$2,803,062	$—	$140,004,935
Liabilities:
Written Options	$—	$(146,250)	$—	$(146,250)
Total Written Options	$—	$(146,250)	$—	$(146,250)

NEOS Nasdaq-100® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$306,345,091	$—	$—	$306,345,091
Purchased Options	—	3,825,965	—	3,825,965
Money Market Funds	6,829,745	—	—	6,829,745
Total Investments	$313,174,836	$3,825,965	$—	$317,000,801
Liabilities:
Written Options	$—	$(5,868,010)	$—	$(5,868,010)
Total Written Options	$—	$(5,868,010)	$—	$(5,868,010)

NEOS Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,779,088,950	$—	$—	$1,779,088,950
Money Market Funds	36,871,561	—	—	36,871,561
Total Investments	$1,815,960,511	$—	$—	$1,815,960,511
Liabilities:
Written Options	$—	$(19,606,730)	$—	$(19,606,730)
Total Written Options	$—	$(19,606,730)	$—	$(19,606,730)

86

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
NEOS Real Estate High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$44,396,327	$—	$—	$44,396,327
Common Stocks	3,534,672	—	—	3,534,672
Money Market Funds	601,672	—	—	601,672
Total Investments	$48,532,671	$—	$—	$48,532,671
Liabilities:
Written Options	$—	$(463,014)	$—	$(463,014)
Total Written Options	$—	$(463,014)	$—	$(463,014)

NEOS Russell 2000® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$177,621,671	$—	$—	$177,621,671
Money Market Funds	569,886	—	—	569,886
Total Investments	$178,191,557	$—	$—	$178,191,557
Liabilities:
Written Options	$—	$(2,035,040)	$—	$(2,035,040)
Total Written Options	$—	$(2,035,040)	$—	$(2,035,040)

NEOS S&P 500® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,998,857	$—	$—	$1,998,857
Real Estate Investment Trusts	42,060	—	—	42,060
Purchased Options	—	11,340	—	11,340
Money Market Funds	26,323	—	—	26,323
Total Investments	$2,067,240	$11,340	$—	$2,078,580
Liabilities:
Written Options	$—	$(17,845)	$—	$(17,845)
Total Written Options	$—	$(17,845)	$—	$(17,845)

87

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
NEOS S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,626,951,307	$—	$—	$3,626,951,307
Real Estate Investment Trusts	72,572,332	—	—	72,572,332
Contingent Value Rights	—	—	—(a)	—(a)
Money Market Funds	16,867,836	—	—	16,867,836
Total Investments	$3,716,391,475	$—	$—(a)	$3,716,391,475
Liabilities:
Written Options	$—	$(31,904,675)	$—	$(31,904,675)
Total Written Options	$—	$(31,904,675)	$—	$(31,904,675)

Refer to the Schedules of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended May 31, 2025.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the oversight of the Board of Trustees for restricted securities or Level 3 investments as of May 31, 2025 for the NEOS S&P 500® High Income ETF are as follows:

Description	Fair Value as of 5/31/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Right*	$ 0**	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**	Represents amount of $0.50.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (E). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

88

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (E). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D.
Real Estate Investment Trusts (“REITs”). Certain Funds may invest in REITs. REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
E.
Basis for Consolidation. The NEOS Bitcoin High Income ETF (the “Fund”) may invest up to 25% of its total assets in the NEOS Bitcoin High Income Portfolio CFC, a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may directly invest without limitation in Spot Bitcoin ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the 1940 Act when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to the Subsidiary, but does not receive separate compensation.

The Subsidiary is not registered under the 1940 Act but is subject to certain protections of the 1940 Act with respect to the Fund, as described in the Fund’s Statement of Additional Information. All of the Fund’s investments in the Subsidiary are subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and liquidity. In addition, the valuation and brokerage policies of the Fund are applied to the Subsidiary. The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because the Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders. The financial information of the Subsidiary has been consolidated into the Fund’s consolidated financial statements. The Fund had 23.8% of its total assets invested in the Subsidiary as of May 31, 2025.

89

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
F.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

G.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

H.
Federal Income Taxes. Each Fund qualifies or intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

I.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
J.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

90

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
For the year or period ended May 31, 2025, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Value
NEOS Bitcoin High Income ETF
Purchased Option Contracts	3,736	$73,137,773
Written Option Contracts	6,207	$121,468,431
NEOS Enhanced Income 1-3 Month T-Bill ETF
Purchased Option Contracts	867	$498,934,411
Written Option Contracts	867	$498,934,411
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Option Contracts	3	$1,450,519
Written Option Contracts	3	$1,450,519
NEOS Enhanced Income Aggregate Bond ETF
Purchased Option Contracts	92	$53,413,737
Written Option Contracts	92	$53,413,737
NEOS Enhanced Income Credit Select ETF
Purchased Option Contracts	207	$120,579,826
Written Option Contracts	207	$120,579,826
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Option Contracts	153	$314,156,214
Written Option Contracts	241	$495,413,666
NEOS Nasdaq-100® High Income ETF
Written Option Contracts	248	$505,125,572
NEOS Real Estate High Income ETF
Written Option Contracts	1,714	$16,312,607
NEOS Russell 2000® High Income ETF
Written Option Contracts	325	$70,270,367
NEOS S&P 500® Hedged Equity Income ETF
Purchased Option Contracts	2	$1,165,207
Written Option Contracts	4	$2,034,829
NEOS S&P 500® High Income ETF
Written Option Contracts	3,294	$1,902,728,119

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.

91

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2025:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Bitcoin High Income ETF
Purchased Options:
Equity	Investments, at value	$22,915,200	$—
Written Options:
Equity	Written option contracts, at value	—	8,440,650
Total Derivatives not accounted for as hedging instruments		$22,915,200	$8,440,650
NEOS Enhanced 1-3 Month T-Bill ETF
Purchased Options:
Equity	Investments, at value	$120,878	$—
Written Options:
Equity	Written option contracts, at value	—	309,383
Total Derivatives not accounted for as hedging instruments		$120,878	$309,383
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Options:
Equity	Investments, at value	$608	$—
Written Options:
Equity	Written option contracts, at value	$—	$1,875
Total Derivatives not accounted for as hedging instruments		$608	$1,875
NEOS Enhanced Income Aggregate Bond ETF
Purchased Options:
Equity	Investments, at value	$29,160	$—
Written Options:
Equity	Written option contracts, at value	—	90,000
Total Derivatives not accounted for as hedging instruments		$29,160	$90,000
NEOS Enhanced Income Credit Select ETF
Purchased Options:
Equity	Investments, at value	$47,385	$—
Written Options:
Equity	Written option contracts, at value	—	146,250
Total Derivatives not accounted for as hedging instruments		$47,385	$146,250

92

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Options:
Equity	Investments, at value	$3,825,965	$—
Written Options:
Equity	Written option contracts, at value	$—	$5,868,010
Total Derivatives not accounted for as hedging instruments		$3,825,965	$5,868,010
NEOS Nasdaq-100® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$19,606,730
Total Derivatives not accounted for as hedging instruments		$—	$19,606,730
NEOS Real Estate High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$463,014
Total Derivatives not accounted for as hedging instruments		$—	$463,014
NEOS Russell 2000® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$2,035,040
Total Derivatives not accounted for as hedging instruments		$—	$2,035,040
NEOS S&P 500® Hedged Equity Income ETF
Purchased Options:
Equity	Investments, at value	$11,340	$—
Written Options:
Equity	Written option contracts, at value	$—	$17,845
Total Derivatives not accounted for as hedging instruments		$11,340	$17,845
NEOS S&P 500® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$31,904,675
Total Derivatives not accounted for as hedging instruments		$—	$31,904,675

93

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year or periods ended May 31, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,490,080)	$2,792,097	$1,302,017
Total	$(1,490,080)	$2,792,097	$1,302,017
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(9,862,578)	$14,058,761	$4,196,183
Total	$(9,862,578)	$14,058,761	$4,196,183
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(22,706)	$23,600	$894
Total	$(22,706)	$23,600	$894
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,454,578)	$1,800,018	$345,440
Total	$(1,454,578)	$1,800,018	$345,440
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments****
Equity Contracts	$(2,608,631)	$3,189,903	$581,272
Total	$(2,608,631)	$3,189,903	$581,272
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments***
Equity Contracts	$(13,053,185)	$ 11,043,165	$ (2,010,020)
Total	$(13,053,185)	$ 11,043,165	$ (2,010,020)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$(3,616,721)	$(3,616,721)
Total	—	$(3,616,721)	$(3,616,721)

94

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$533,404	$533,404
Total	—	$533,404	$533,404
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$3,588,159	$3,588,159
Total	—	$3,588,159	$3,588,159
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(7,072)	$(1,635)	$(8,707)
Total	$(7,072)	$(1,635)	$(8,707)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$(10,875,989)	$(10,875,989)
Total	—	$(10,875,989)	$(10,875,989)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 5,435,369	$ 8,622,207	$ 14,057,576
Total	$ 5,435,369	$ 8,622,207	$ 14,057,576
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$14,464	$(30,022)	$(15,558)
Total	$14,464	$(30,022)	$(15,558)
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(280)	$682	$402
Total	$(280)	$682	$402

95

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(11,741)	$27,737	$15,996
Total	$(11,741)	$27,737	$15,996
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments****
Equity Contracts	$(21,839)	$53,222	$31,383
Total	$(21,839)	$53,222	$31,383
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments***
Equity Contracts	$ 1,376,631	$ (1,540,969)	$(164,338)
Total	$ 1,376,631	$ (1,540,969)	$(164,338)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$1,107,238	$ 1,107,238
Total	—	$1,107,238	$ 1,107,238
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$(3,652)	$(3,652)
Total	—	$(3,652)	$(3,652)
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$148,545	$148,545
Total	—	$148,545	$148,545
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$345	$1,285	$1,630
Total	$345	$1,285	$1,630
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	—	$4,233,951	$ 4,233,951
Total	—	$4,233,951	$ 4,233,951

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

96

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
***
As a result of the reorganization, the fiscal year end changed from August 31 to May 31. For the year ended August 31, 2024 the realized gain/loss for purchased options and written options was $(11,005,772) and $2,346,047, respectively. The change in unrealized appreciation/depreciation was $(372,375) and $10,038,013, respectively.

****	The fund did not have any options prior to the reorganization.
K.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS Bitcoin High Income ETF	$6,271	$(6,271)
NEOS Enhanced Income 1-3 Month T-Bill ETF	(1,177)	1,177
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	(16,036)	16,036
NEOS Enhanced Income Credit Select ETF	(5,976)	5,976
NEOS Nasdaq-100® Hedged Equity Income ETF	(10,718,791)	10,718,791
NEOS Nasdaq-100® High Income ETF	(4,807,171)	4,807,171
NEOS Real Estate High Income ETF	—	—
NEOS Russell 2000® High Income ETF	(658,297)	658,297
NEOS S&P 500® Hedged Equity Income ETF	—	—
NEOS S&P 500® High Income ETF	(17,692,298)	17,692,298

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, each of Fund pays the Advisor a monthly unitary management fee at an annual rate of:

NEOS Bitcoin High Income ETF	0.98%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.38%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.58%
NEOS Enhanced Income Aggregate Bond ETF	0.58%
NEOS Enhanced Income Credit Select ETF	0.65%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.68%
NEOS Nasdaq-100® High Income ETF	0.68%
NEOS Real Estate High Income ETF	0.68%
NEOS Russell 2000® High Income ETF	0.68%
NEOS S&P 500® Hedged Equity Income ETF	0.68%
NEOS S&P 500® High Income ETF	0.68%

97

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
For the period ended May 31, 2025, each Fund incurred management fees of:

NEOS Bitcoin High Income ETF	$530,609
NEOS Enhanced Income 1-3 Month T-Bill ETF	$1,890,743
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$4,839
NEOS Enhanced Income Aggregate Bond ETF	$293,158
NEOS Enhanced Income Credit Select ETF*	$662,877
NEOS Nasdaq-100® Hedged Equity Income ETF*	$1,621,505
NEOS Nasdaq-100® High Income ETF	$4,980,272
NEOS Real Estate High Income ETF	$63,298
NEOS Russell 2000® High Income ETF	$670,959
NEOS S&P 500® Hedged Equity Income ETF	$1,250
NEOS S&P 500® High Income ETF	$16,361,817

*
Prior to the reorganization with the fiscal year end of August 31, 2024, the Enhanced Income Credit Select ETF and Nasdaq-100 Hedged Equity Income ETF had incurred management fees of $850,347 and $2,663,018 respectively and waived fees of $25,362 and $0, respectively.

Additionally, for the year or period ended May 31, 2025, the Adviser waived $15,091, $22,891, and $98,675 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF. Additionally, the previous adviser has waived $37,100 of fees.
For the NEOS Nasdaq-100 Hedged Equity Income ETF for the period September 1, 2024 to November 11, 2024, Nationwide Fund Advisors (“NFA” or the “Adviser”) served as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provided investment advice to the Fund and oversaw the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser was responsible for arranging, in consultation with NEOS Investment Management, LLC (the “Sub-Adviser”): transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser had agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund paid the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.68% based on the Fund’s average daily net assets. The Adviser was responsible for paying the Sub-Adviser.
For the NEOS Enhanced Income Credit Select ETF for the period September 1, 2024 to September 27, 2024, the fund’s investments were managed by WST Capital Management (“the previous Advisor”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund paid the previous Advisor a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.
Prior to the reorganization into the NEOS Enhanced Income Credit Select ETF, for the period September 30, 2014 to September 27, 2024, the WSTCM Credit Select Risk-Managed Fund shareholders paid certain expenses of the WSTCM Credit Select Risk-Managed Fund that are now paid by the Adviser for the Fund under its unitary fee arrangement.
Prior to the reorganization into the NEOS Enhanced Income Credit Select ETF, for the period September 30, 2014 to September 27, 2024, the previous adviser limited the operating expenses of the WSTCM Credit Select Risk-Managed Fund not to exceed 1.15% of the average daily net assets of the Fund. WSTCM Credit Select Risk-Managed Fund paid the adviser a monthly management fee at the annual rate of 0.60% of its average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for

98

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58%, 0.68%, and 0.68%, respectively. This contractual agreement is in place through September 28, 2025 for NEOS Enhanced Income Aggregate Bond ETF and NEOS Russell 2000® High Income ETF and through December 20, 2025 for NEOS Enhanced Income Credit Select ETF, and may not be terminated prior to this date except by the Board.
The NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occured, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. For the period ended May 31, 2025, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF did not reimburse expenses to the Adviser.
As of May 31, 2025, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires May 31, 2026	Expires May 31, 2027	Expires May 31, 2028	Total Eligible for Recoupment
NEOS Enhanced Income Aggregate Bond ETF	$234	$1,721	$15,091	$17,046
NEOS Enhanced Income Credit Select ETF	N/A	N/A	$22,891	$22,891
NEOS Russell 2000® High Income ETF	N/A	N/A	$98,675	$98,675

Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
As of May 31, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.

99

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year or period ended May 31, 2025, were as follows:

	Purchases	Sales
NEOS Bitcoin High Income ETF	$53,342,638	$263,453
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	977,003	8,845
NEOS Enhanced Income Aggregate Bond ETF	301,171	1,343,790
NEOS Enhanced Income Credit Select ETF*	422,838,467	420,750,145
NEOS Nasdaq-100® Hedged Equity Income ETF*	42,177,060	64,847,096
NEOS Nasdaq-100® High Income ETF	205,650,522	170,288,346
NEOS Real Estate High Income ETF	6,665,340	480,744
NEOS Russell 2000® High Income ETF	2,247,468	11,366,411
NEOS S&P 500® Hedged Equity Income ETF	799	18,262
NEOS S&P 500® High Income ETF	60,591,590	245,111,418

*
Prior to the reorganization with the fiscal year end of August 31, 2024, the Enhanced Income Credit Select ETF and Nasdaq-100 Hedged Equity Income ETF had purchases of $343,645,919 and $32,137,404, respectively, and sales of $331,972,589 and $73,899,434 respectively.

The costs of purchases and sales of in-kind transactions, during the year ended May 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	1,868,324	—
NEOS Enhanced Income Aggregate Bond ETF	76,977,101	473,939
NEOS Enhanced Income Credit Select ETF**	11,709,500	5,579,579
NEOS Nasdaq-100® Hedged Equity Income ETF**	2,927,927	36,293,156
NEOS Nasdaq-100® High Income ETF	1,450,286,115	25,354,673
NEOS Real Estate High Income ETF	41,751,203	—
NEOS Russell 2000® High Income ETF	211,678,831	13,425,127
NEOS S&P 500® Hedged Equity Income ETF	2,022,204	—
NEOS S&P 500® High Income ETF	2,346,171,837	64,155,201

**
Prior to the reorganization with the fiscal year end of August 31, 2024, the Enhanced Income Credit Select ETF and Nasdaq-100 Hedged Equity Income ETF had in-kind purchases of $0 and $6,394,477, respectively, and in-kind sales of $0 and $159,169,335 respectively.

NOTE 5 – REVERSE SHARE SPLITS
Effective December 26, 2024, NEOS Enhanced Income Credit Select ETF underwent a 1-for-5 reverse share split and cusip change.
Effective February 20, 2025, NEOS Nasdaq-100® Hedged Equity Income ETF underwent a 1-for-2 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

100

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the periods ended May 31, 2025 and May 31, 2024 are as follows:

	Period Ended May 31, 2025
	Ordinary Income	Long-Term Capital Gains(a)	Return of Capital
NEOS Bitcoin High Income ETF	$2,638,033	$—	$15,661,431
NEOS Enhanced Income 1-3 Month T-Bill ETF	$23,338,608	$2,508,375	$1,124,971
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$35,038	$777	$19,685
NEOS Enhanced Income Aggregate Bond ETF	$1,711,571	$216,862	$1,049,960
NEOS Enhanced Income Credit Select ETF	$7,707,273	$—	$2,214,922
NEOS Nasdaq-100® Hedged Equity Income ETF	$391,743	$—	$20,264,190
NEOS Nasdaq-100® High Income ETF	$1,997,206	$1,144,642	$110,249,033
NEOS Real Estate High Income ETF	$726,422	$35,299	$483,942
NEOS Russell 2000® High Income ETF	$2,144,420	$2,242,022	$11,086,145
NEOS S&P 500® Hedged Equity Income ETF	$1,285	$—	$17,205
NEOS S&P 500® High Income ETF	$17,695,715	$—	$285,789,094

	Period Ended May 31, 2024
	Ordinary Income	Long-Term Capital Gains(a)	Return of Capital
NEOS Enhanced Income 1-3 Month T-Bill ETF	$12,638,994	$914,739	$1,282,823
NEOS Enhanced Income Aggregate Bond ETF	$174,451	$27,705	$112,364
NEOS Nasdaq-100® High Income ETF	$78,064	$—	$4,355,312
NEOS S&P 500® High Income ETF	$6,874,469	$2,673,907	$62,890,517

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended May 31, 2025.

	Year Ended August 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Enhanced Income Credit Select ETF	$4,828,986	$—	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$903,624	$—	$29,598,677

	Year Ended August 31, 2023
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Enhanced Income Credit Select ETF	$7,732,892	$—	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$1,151,506	$—	$35,606,621

NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, and NEOS S&P 500® Hedged Equity Income ETF all commenced operations after May 31, 2024, thus there were no distributions made during the period ended May 31, 2024.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2025, NEOS Nasdaq-100® High Income ETF had a net Post-October loss of $3,045,741. At May 31, 2025, NEOS S&P 500® High Income ETF, NEOS Enhanced Income Credit Select ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS Nasdaq-100® Hedged Equity Income ETF had $21,560,340, $4,747,795, $2,773, and $87,895,228 of short term capital loss carryover, respectively and $35,269,769, $0, $4,238, and $103,585,568 of long-term capital loss carryover, respectively. No other Funds have any short or long-term capital loss carryovers available.

101

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Bitcoin High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
Federal income tax cost of investments, including short positions	227,759,528	504,237,839	2,858,668	87,713,014	140,956,679	221,586,095	1,696,663,498	48,051,070	188,331,503	2,024,591	3,363,157,210
Aggregate gross unrealized appreciation	19,978,793	53,868	—	236,954	1,265,867	107,293,607	169,340,900	1,437,399	708,858	83,009	493,436,704
Aggregate gross unrealized (depreciation)	(103,343)	—	(155,537)	(1,186,701)	(2,363,861)	(17,746,911)	(69,650,617)	(1,418,812)	(12,883,844)	(46,865)	(172,107,114)
Net unrealized appreciation (depreciation)	19,875,450	53,868	(155,537)	(949,747)	(1,097,994)	89,546,696	99,690,283	18,587	(12,174,986)	36,144	321,329,590
Undistributed Ordinary Income	—	—	—	—	—	—	—	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—	—	—	—	—	—	—	—
Distributable Earnings	—	—	—	—	—	—	—	—	—	—	—
Accumulated capital and other gain/(loss)	(162,884)	(1)	—	—	(4,747,795)	(191,822,361)	(3,045,741)	—	—	(7,070)	(57,836,261)
Total distributable earnings (accumulated loss)	19,712,566	53,867	(155,537)	(949,747)	(5,845,789)	(102,275,665)	96,644,542	18,587	(12,174,986)	29,074	263,493,329

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Real Estate High Income ETF, and NEOS Russell 2000® High Income ETF are $300, and the NEOS Bitcoin High Income ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Enhanced Income 1-3 Month T-Bill ETF and NEOS Enhanced Income Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, and NEOS Nasdaq-100® High Income ETF are listed and traded on NASDAQ (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares,

102

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of any of the Funds.
NOTE 9 – Basis of Consolidation
The Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the NEOS Bitcoin High Income ETF include the accounts of the NEOS Bitcoin High Income ETF’s wholly owned Subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), which primarily invest in exchange-traded products with direct exposure to Bitcoin. The Subsidiary enables the NEOS Bitcoin High Income ETF to hold these Bitcoin-related instruments and satisfy regulated investment company tax requirements. The NEOS Bitcoin High Income ETF will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2025, the total net assets of the Subsidiary as a percentage of the total net assets of it’s related NEOS Bitcoin High Income ETF are displayed below:

Fund	Subsidiary	Percentage of Net Assets of Fund
NEOS Bitcoin High Income ETF	NEOS Bitcoin High Income Portfolio CFC	23.8%

NOTE 10 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 12 – FUND REORGANIZATIONS
The NEOS Enhanced Income Credit Select ETF (the “Fund”) acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”) in a tax-free reorganization on September 27, 2024. Effective September 27, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes

103

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is September 1, 2024 through May 31, 2025. Operations prior to September 27, 2024, were for the Predecessor Fund.

NEOS Enhanced Income Credit Select ETF	Before Reorganization	After Reorganization
Net Assets	$136,224,607	$136,224,607
Shares Outstanding	12,970,040	12,970,040
Net Asset Value Per Share.	$10.50	$10.50
Net Unrealized Appreciation.	$4,528,644	$4,528,644

The NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”) acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. Effective November 11, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is September 1, 2024 through May 31, 2025. Operations prior to November 11, 2024, were for the Predecessor Fund.

NEOS Nasdaq-100® Hedged Equity Income ETF	Before Reorganization	After Reorganization
Net Assets.	$336,883,218	$336,883,218
Shares Outstanding.	12,800,000	12,800,000
Net Asset Value Per Share.	$26.32	$26.32
Net Unrealized Appreciation.	$102,143,631	$102,143,631

NOTE 13 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 14 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

104

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of NEOS ETFs and Board of Trustees of NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities (consolidated for NEOS Bitcoin High IncomeETF only), including the schedules of investments and written options (consolidated for NEOS Bitcoin High Income ETFonly), of NEOS ETFs comprising the funds listed below (the “Funds”), each a series of NEOS ETF Trust as of May 31, 2025,and the related statements of operations, the statements of changes in net assets and the financial highlights for eachof the periods indicated below , and the related notes (consolidated for NEOS Bitcoin High Income ETF only) (collectivelyreferred to as the “financial statements” and only for the NEOS Bitcoin High Income ETF, the “consolidated financialstatements”). In our opinion, the financial statements presented fairly, in all material respects, the financial positionof the Funds as of May 31, 2025, the results of their operations, the changes in net assets and the financial highlights forthe periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
NEOS Bitcoin High Income ETF	For the period October 17, 2024 (commencement of operations) through May 31, 2025
NEOS Enhanced Income 1-3 Month T-Bill ETF	For the year ended May 31, 2025	For each of the years in the two year period ended May 31, 2025	For each of the years in the two year period ended May 31, 2025 and for the period from August 30, 2022 (commencement of operations) through May 31, 2023
NEOS Enhanced Income 20+ Year Treasury Bond ETF	For the period December 11, 2024 (commencement of operations) through May 31, 2025.
NEOS Enhanced Income Aggregate Bond ETF	For the year ended May 31, 2025	For each of the years in the two year period ended May 31, 2025	For each of the years in the two year period ended May 31, 2025 and for the period August 30, 2022 (commencement of operations) through May 31, 2023
NEOS Enhanced Income Credit Select ETF (formerly WSTCM Credit Select Risk-Managed Fund, a series of WSTCM Investment Trust)	For the period September 1, 2024 through May 31, 2025 and for the year ended August 31, 2024	For the period September 1, 2024 through May 31, 2025 and for each of the years in the two year period ended August 31, 2024	For the period September 1, 2024 through May 31, 2025 and for each of the years in the five year period ended August 31, 2024
NEOS Nasdaq-100® Hedged Equity Income ETF (formerly Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of ETF Series Solutions Trust)	For the period September 1, 2024 through May 31, 2025 and for the year ended August 31, 2024	For the period September 1, 2024 through May 31, 2025 and for each of the years in the two year period ended August 31, 2024
For the period September 1, 2024 through May 31, 2025, each of the years in the four year period ended August 31, 2024, and the period December 20, 2019 (commencement of operations) through
August 31, 2020

NEOS Nasdaq-100® High Income ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and for the period January 30, 2024 (commencement of operations) through May 31, 2024	For the year ended May 31, 2025 and for the period January 30, 2024 (commencement of operations) through May 31, 2024
NEOS Real Estate High Income ETF	For the period January 15, 2025 (commencement of operations) through May 31, 2025

105

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
NEOS Russell 2000® High Income ETF	For the period June 25, 2024 (commencement of operations) through May 31, 2025
NEOS S&P 500® Hedged Equity Income ETF	For the period April 3, 2025 (commencement of operations) to May 31, 2025
NEOS S&P 500® High Income ETF	For the year ended May 31, 2025	For each of the years in the two year period ended May 31, 2025	For each of the years in the two year period ended May 31, 2025 and for the period August 30, 2022 (commencement of operations) through May 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the NEOS ETF Trust since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2025

106

OTHER NON-AUDITED INFORMATION
May 31, 2025 (Unaudited)
TAX INFORMATION
For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	41.08%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2025 were as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	0.00%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For the period ended May 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Bitcoin High Income ETF	49.32%
NEOS Enhanced Income 1-3 Month T-Bill ETF	7.22%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	1.41%
NEOS Enhanced Income Aggregate Bond ETF	8.44%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.00%
NEOS Nasdaq-100® High Income ETF	30.45%
NEOS Real Estate High Income ETF	73.49%
NEOS Russell 2000® High Income ETF	69.87%
NEOS S&P 500® Hedged Equity Income ETF	0.00%
NEOS S&P 500® High Income ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

107

OTHER NON-AUDITED INFORMATION
May 31, 2025 (Unaudited)(Continued)
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

108

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

109

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

110

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

111

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT (UNAUDITED)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Response:
NEOS Real Estate High Income ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on December 11, 2024. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Real Estate High Income ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of

112

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT (UNAUDITED)(Continued)
their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance.
Because the New ETF had not commenced operations, the Board was not able to review the New ETF’s performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses.
As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s proposed advisory fee of 0.68%, which is a unitary fee, and overall expenses compared to peer funds and other funds advised by NEOS. Specifically, the Board compared the proposed fee to the fees charged by a group of peer funds assembled by NEOS that invest in real estate securities, acknowledging NEOS’ position that few ETFs invest in real estate with an options overlay. The Board also considered that NEOS would be licensing the use of the Dow Jones U.S. Real Estate Capped Index for the New ETF. The Board recalled NEOS assertion that the expertise and resources required to create the product and support the models justified the fee. The Board further observed that the proposed fee was within the range of peer funds provided by NEOS and the other ETFs in the Trust advised by NEOS. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’s asset projections and noted NEOS’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’s willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board recognized that NEOS expected to manage the New ETF at a reasonable profit for the first and second year. After review and discussion, the Board concluded the anticipated profits from NEOS’s relationship with the New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of the New ETF and its future shareholders.
NEOS S&P 500 Hedged Equity Income ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on March 11, 2025. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS S&P 500 Hedged Equity Income ETF (the “Hedged Equity ETF” or “New Fund”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed and discussed the materials provided by NEOS related to the proposed approval of the Advisory Agreement. The Board discussed the NEOS personnel that would be involved with the New Fund and acknowledged that they each had extensive experience in the industry. The Board recognized that it was very familiar with the quality of service provided by NEOS and ability to effectively advise the New Fund. The Board noted the extensive

113

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT (UNAUDITED)(Continued)
responsibilities that NEOS will have as investment adviser to the New Fund, including ensuring compliance with the New Fund’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, oversight of the daily valuation of the New Fund’s portfolio holdings including its role as Valuation Designee for the New Fund; voting the proxies received by the New Fund; and oversight of general compliance with federal and state laws.
The Board discussed NEOS’s research capabilities and its ability to support the New Fund. The Board considered NEOS’s management capabilities noting that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed NEOS’s compliance infrastructure in place and noted that it believed had the capability to ensure the New Fund complied with fund and Trust mandates.
The Board noted that NEOS reported it had no pending lawsuits or regulatory actions. After further discussion, the Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New Fund would be satisfactory.
Performance.
The Board acknowledged that because the New Fund had not commenced operations yet, the Board was not able to review performance figures for the New Fund. The Board discussed the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for the New Fund’s future shareholders.
Fees and Expenses.
The Board observed that the proposed advisory fee of 0.68% was a unitary fee and was above the average and high in the peer group. The Board commented that the net expense ratio of was also above the peer group high. The Board noted that NEOS explained that the Hedged Equity ETF’s investment strategy was more intricate than those of the peer group funds and that as result of the active options strategy. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board discussed NEOS’s asset projections for the New Fund. The Board observed that NEOS believed economies of scale were unlikely to be realized for any of the New Fund within the near future. The Board noted NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels and agreed that it would continue to monitor the New Fund’s asset levels and readdress the issue in the future.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New Fund based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board observed that NEOS did not expect to earn profit from advising Hedged Equity ETF in either of the first two years. The Board concluded excessive profitability was not concern at this time.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement for the New Fund was in the best interest of the New Fund and its future shareholders.
NEOS Enhanced Income 20+ Year Treasury ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on September 23, 2024. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Enhanced Income 20+ Year Treasury ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

114

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT (UNAUDITED)(Continued)
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance.
Because the New ETF had not commenced operations, the Board was not able to review the New ETF’s performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses.
As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s proposed advisory fee of 0.58%, which is a unitary fee, and overall expenses compared to peer funds and other funds advised by NEOS. Specifically, the Board compared the proposed fee to the fees charged by a group of peer funds assembled by NEOS that invest in 20+ Year Treasury Bonds or ETFs that invest in 20+ Year Treasury Bonds. The Board recalled NEOS assertion that the expertise and resources required to create the product and support the models justified the fee. The Board further observed that the proposed fee was within the range of peer funds provided by NEOS and the other ETFs in the Trust advised by NEOS. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’s asset projections and noted NEOS’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’s willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board recognized that NEOS expected to manage the New ETF at a reasonable profit for the first and second year. After review and discussion, the Board concluded the anticipated profits from NEOS’s relationship with the New ETF would not be excessive.

115

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY
CONTRACT (UNAUDITED)(Continued)
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of the New ETF and its future shareholders.

116

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 7, 2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 7, 2025